As filed with the Securities and Exchange Commission on April 26, 2017

1933 Act File No. 002-90309

1940 Act File No. 811-04000

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 90 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 91 ☒

CALVERT VARIABLE PRODUCTS, INC.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

(301) 951-4800
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on May 1, 2017 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calvert Variable Products (“VP”) Portfolios

Prospectus Dated
May 1, 2017

Class
Calvert VP SRI Portfolios
Calvert VP SRI Balanced Portfolio	Class F and Class I
Calvert VP SRI Mid Cap Portfolio

Calvert VP Index Portfolios
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio	Class F and Class I
Calvert VP Nasdaq 100 Index Portfolio	Class F and Class I
Calvert VP Russell 2000 ® Small Cap Index Portfolio	Class F and Class I
Calvert VP EAFE International Index Portfolio	Class F and Class I
Calvert VP Investment Grade Bond Index Portfolio	Class F and Class I

Calvert VP Volatility Managed Portfolios
Calvert VP Volatility Managed Moderate Portfolio	Class F
Calvert VP Volatility Managed Moderate Growth Portfolio	Class F
Calvert VP Volatility Managed Growth Portfolio	Class F

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Portfolios and the services available to shareholders.  Please save it for reference.

Table of Contents

Portfolio Summaries	4
Calvert VP SRI Balanced Portfolio	4
Calvert VP SRI Mid Cap Portfolio	10
Calvert VP S&P 500 Index Portfolio	14
Calvert VP S&P MidCap 400 Index Portfolio	18
Calvert VP Nasdaq 100 Index Portfolio	22
Calvert VP Russell 2000® Small Cap Index Portfolio	26
Calvert VP EAFE International Index Portfolio	30
Calvert VP Investment Grade Bond Index Portfolio	34
Calvert VP Volatility Managed Moderate Portfolio	39
Calvert VP Volatility Managed Moderate Growth Portfolio	47
Calvert VP Volatility Managed Growth Portfolio	55
More Information on Investment Objective, Investment Strategies and Risks	63
Portfolio Holdings	70
About Responsible Investing	71
Investment Selection Process	71
Shareholder Advocacy and Corporate Responsibility	71
Management of Portfolio Investments	71
About Calvert Research and Management	71
More Information about the Adviser, Sub-Advisers and Portfolio Managers	73
Advisory Fees	73
Administrative Fees	73
Investor Information	74
General Information about the Portfolios	74
Purchase, Exchange and Redemption of Shares	74
Additional Payments to Financial Intermediaries	75
Payments for Sub-transfer Agent /Recordkeeping and/or Other Similar Administrative Services	75
How Shares are Priced	75
Distribution and Service Fees	76
Restrictions on Excessive Trading and Market Timing Policy	76
Dividends and Distributions	77
Disclaimers	77
Glossary of Certain Investment Risks	80
Glossary of Certain Market Indices	82

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Financial Highlights	84
Calvert VP SRI Balanced Portfolio	84
Calvert VP SRI Mid Cap Portfolio	86
Calvert VP S&P 500 Index Portfolio	87
Calvert VP S&P MidCap 400 Index Portfolio	88
Calvert VP Nasdaq 100 Index Portfolio	90
Calvert VP Russell 2000® Small Cap Index Portfolio	92
Calvert VP EAFE International Index Portfolio	94
Calvert VP Investment Grade Bond Index Portfolio	96
Calvert VP Volatility Managed Moderate Portfolio	98
Calvert VP Volatility Managed Moderate Growth Portfolio	99
Calvert VP Volatility Managed Growth Portfolio	100
Appendix A: The Calvert Principles for Responsible Investment	101

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Portfolio Summaries

Calvert VP SRI Balanced Portfolio

Investment Objective

The Portfolio seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.53%	0.53%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.17%	0.58%
Total annual fund operating expenses	0.70%	1.36%
Less fee waiver and/or expense reimbursement(2)	0.00%	(0.26) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.10%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$72	$224	$390	$871
Class F shares	$112	$405	$720	$1,612

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 129 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies and other issuers that the Adviser determines operate in a manner consistent with or promote The Calvert Principles for Responsible Investment (the “Principles”).  The Principles provide a framework for the Adviser’s evaluation of investments considering environmental, social and governance factors.  The Principles seek to identify companies and other issuers that

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

operate in a manner that is consistent with or promote environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency, among other factors.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio typically invests approximately 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)) and other asset-backed securities (“ABS”). The Portfolio invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  The Portfolio may invest up to 25% of its net assets in publicly-traded real estate investment trusts (“REITs”).

The Portfolio may invest up to 25% of its net assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  Foreign securities include, but are not limited to, securities that are issued by foreign governments, supranational entities and foreign corporations.  As an alternative to holding foreign stocks directly, the Portfolio may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored and Global Depositary Receipts (“GDRs”)).

The Portfolio may invest in investment grade debt securities and below investment grade debt securities (“junk bonds”).  The Portfolio may also invest in unrated debt securities.   An investment grade debt security is rated BBB- or higher by Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s ”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.  Below investment grade debt securities (“junk bonds”) are rated below BBB- by S&P or Fitch, or below Baa by Moody’s, or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Portfolio’s allocation and may rebalance or reallocate the Portfolio’s assets based on its view of economic and market factors and events.  The equity portion of the Portfolio is primarily a large cap U.S. portfolio, although the Portfolio may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff and consideration of the responsible investing criteria described below.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Portfolio are made primarily on the basis of fundamental and quantitative research conducted by the Adviser’s research staff and consideration of the responsible investing criteria described below. Management of the fixed-income portion of the Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the Adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The Portfolio manages duration and any hedging of interest rate risk in the fixed-income portion of the Portfolio through the purchase and sale of U.S. Treasury securities and related futures contracts. The Portfolio does not have a specific target for its average portfolio duration and may invest in bonds and other fixed-income instruments of any maturity.

Incidental to its main investment strategy, the Portfolio may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Responsible Investing. In selecting investments for the Portfolio, CRM is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign and Emerging Market Investment Risk ..  Because the Portfolio can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States.  The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.  Depositary receipts are subject to many of the risks associated with investment directly in foreign instruments.

Bond Market Risk. Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Portfolio, which may reduce their market prices and cause the value of Portfolio shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Portfolio can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Portfolio to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Portfolio’s performance.

Risk of Money Market Instruments.  Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers’ and default by a counterparty.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Below-Investment Grade Debt Securities Risk. Investments in below-investment grade debt securities (commonly known as “junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality by the Adviser. When the Portfolio purchases unrated securities it will depend on the Adviser’s analysis of credit risk without the assessment of S&P, Moody’s or Fitch .

Real Estate Risks. Real estate investments , such as REITs, are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Active Trading Strategy Risk.  The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk.  This style can result in higher turnover exceeding 100 % and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc. The table below also shows the Balanced Composite benchmark because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns. The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 12. 69 % for the quarter ended September 30, 2009 and the lowest quarterly return was -19. 57 % for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	7.42%	8.51%	4.55%
Class F	7.39%	8.33%	4.46%
Russell 1000 Index (reflects no deduction for fees or expenses)	12.05%	14.67%	7.08%
Balanced Composite Benchmark (reflects no deduction for fees or expenses)	8.37%	10.14%	6.53%

Performance results for Class F shares prior to October 18, 2013 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I .. The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 ® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly.  Performance reported for periods prior to November 1, 2015 for the Balanced Composite Benchmark reflected the Bloomberg Barclays US Credit Index as the fixed income component.  Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Portfolio since March 2013;

Brian S. Ellis, CFA, Vice President of CRM, has managed the Portfolio since November 2015;

Christopher Madden, CFA, Vice President of CRM, has managed the Portfolio since November 2015;

Jade Huang, Vice President of CRM, has managed the Portfolio since November 2015; and

Charles B. Gaffney, Vice President of CRM, has managed the Portfolio since December 31, 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP SRI Mid Cap Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees(1)	0.77%
Distribution and service (12b-1) fees	None
Other expenses	0.26%
Total annual fund operating expenses	1.03%
Less fee waiver and/or expense reimbursement(2)	(0.04)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99% for Portfolio shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Portfolio Shares	$101	$324	$565	$1,256

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 170 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, ( plus any borrowings for investment purposes) in the common stocks of mid-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap ® Index at the time of investment. As of December 31, 2016 , the market capitalization of the Russell Midcap ® Index companies ranged from $ 643 million to $ 57.6 billion with a weighted average level of $ 13.3 billion.  Although primarily investing in mid-cap U.S. companies, the Portfolio may also invest in small-cap companies.  The Portfolio may invest up to 25% of its net assets in publicly-traded real estate investment trusts (“REITs”).

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The Portfolio normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies and other issuers that the Adviser determines operate in a manner consistent with or promote The Calvert Principles for Responsible Investment (the “Principles”).  The Principles provide a framework for the Adviser’s evaluation of investments considering environmental, social and governance factors.  The Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency, among other factors.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Portfolio may invest up to 25% of its net assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  Foreign securities include, but are not limited to, securities that are issued by foreign governments, supranational entities and foreign corporations.  As an alternative to holding foreign stocks directly, the Portfolio may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”)).

The Adviser selects securities primarily on the basis of fundamental research, and consideration of the responsible investing criteria described below.  The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Responsible Investing. In selecting investments for the Portfolio, CRM is guided by The Calvert Principles for Responsible Investment , which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  For additional information, please refer to “Appendix A: The Calvert Principles for Responsible Investment.”

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign and Emerging Market Investment Risk ..  Because the Portfolio can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad , including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States.  The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.  Depositary receipts are subject to many of the risks associated with investment directly in foreign instruments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Real Estate Risks. Real estate investments , such as REITs, are subject to special risks , including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with two broad-based securities market indexes.  The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return was 17. 54 % for the quarter ended December 31, 2010 and the lowest quarterly return was -25.51% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31 , 2016	One Year	Five Years	Ten Years
Portfolio Shares	7.24%	11.19%	7.64%
Russell Midcap® Index (reflects no deduction for fees or expenses)	13.80%	14.70%	7.85%
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)	7.33%	13.49%	7.83%

Effective June 6, 2016 the Portfolio’s benchmark was changed to the Russell Midcap ® Index.  The Midcap Index is more consistent with the Portfolio’s composition and represents a more accurate reflection of the Portfolio’s investment strategy.  Investors cannot invest directly in an Index ..

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Managers.

Charles B. Gaffney, Vice President of CRM, has managed the Portfolio since December 31, 2016;

Christopher Madden, CFA, Vice President of CRM, has managed the Portfolio since June 2016; and

Jade Huang, Vice President of CRM, has managed the Portfolio since June 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP S&P 500 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees(1)	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.42%
Less fee waiver and/or expense reimbursement(2)	(0.14)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.28%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.28%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Portfolio Shares	$29	$121	$221	$516

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the S&P 500 Index (the “S&P 500” or “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the S&P 500. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The S&P 500 is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S.  As of December 31, 2016 , the market capitalization of the S&P 500 companies ranged from $ 2 ..8 billion to $ 608.7 billion with a weighted average level of $ 149.3 billion. The S&P 500 is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the S&P 500’s value than companies with smaller market capitalizations.  Changes to the S&P 500 are made quarterly or on an as-needed basis.  There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global ..

The Portfolio will invest primarily in common stocks of the companies that compose the S&P 500. The Portfolio uses a replication index method, investing in the common stock of each company in the S&P 500 in approximately the same proportion as represented in the S&P 500 itself. While not required, the Portfolio will generally sell securities that the Index manager removes from the S&P 500.  Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies , including other exchange-traded funds, that provide exposure to the S&P 500 . SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P 500 . Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return was 15.85% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.91% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Portfolio Shares	11.58%	14.20%	6.58%
S&P 500 Index (reflects no deduction for fees or expenses)	11.96%	14.64%	6.94%

Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager. Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Portfolio since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP S&P MidCap 400 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.32%	0.32%
Distribution and service (12b-1) fees	None	0.20%
Other expenses	0.13%	0.17%
Total annual fund operating expenses	0.45%	0.69%
Less fee waiver and/or expense reimbursement(2)	(0.15) %	(0.14)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.30%	0.55%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.30% for Class I shares and 0.55% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%.  CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$31	$129	$237	$552
Class F shares	$56	$207	$370	$845

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the S&P MidCap 400 Index ( the “MidCap 400” or the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to midcap stocks as represented in the Index.  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The Index is an unmanaged index comprising common stocks of 400 mid-sized U.S. companies. As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 1.2 billion to $ 10 ..6 billion with a weighted average level of $5. 2 billion. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.  Changes to the Index are made on a quarterly or an as-needed basis.  There is no annual or semi-annual reconstitution and changes in response to corporate actions and market developments can be made at any time.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices LLC, a division of S&P Global.

The Portfolio will invest primarily in common stocks of the companies that compose the Index. The Portfolio uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself.  The Portfolio intends to concentrate its investments only to the extent that the Index does .. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies, including other exchange-traded funds, that provide exposure to the Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Concentration Risk. A downturn in the sectors or industries represented in the Index would impact the Portfolio more than a portfolio that does not concentrate in these sectors or industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Sector Risk. To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 19.74% for the quarter ended September 30, 2009 and the lowest quarterly return was -25.93% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	20.28%	14.76%	8.57%
Class F	19.96%	14.48%	8.32%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	20.74%	15.31%	9.15%

Performance results for Class F shares prior to October 1, 2007 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I ..  Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager.  Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Portfolio since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Nasdaq 100 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.20%	0.76%
Total annual fund operating expenses	0.62%	1.43%
Less fee waiver and/or expense reimbursement(2)	(0.14) %	(0.70) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48%	0.73%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$49	$184	$332	$761
Class F shares	$75	$384	$715	$1,653

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the NASDAQ 100 Index (the “ NASDAQ 100” or the “ Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the stocks represented in the Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 6.8 billion to $ 618.0 billion with a weighted average level of $ 236.4 billion.  The Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization. Except under extraordinary circumstances that may result in an interim evaluation, NASDAQ 100 is rebalanced quarterly, and its composition is reviewed on an annual basis.  Replacements to Index constituents are made effective after the close of trading on the third Friday in December.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by The NASDAQ Group, Inc.

The Portfolio will invest primarily in common stocks of the companies that compose the Index.  The Portfolio uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio intends to concentrate its investments only to the extent that the Index does.  The Portfolio may also invest in PowerShares QQQ or other investment companies , including other exchange-traded funds, that provide the same exposure to the Index. PowerShares QQQ are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives, such as NASDAQ 100 options and futures, and options on such futures, may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks

Non-Diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.

Concentration Risk. A downturn in the industries represented in the Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Sector Risk. To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser. The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 21.07% for the quarter ended March 31, 2012 and the lowest quarterly return was -23.94% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	6.60%	17.14%	11.13%
Class F	6.30%	17.07%	11.09%
NASDAQ-100 Index (reflects no deduction for fees or expenses)	7.27%	17.88%	11.81%

Performance results for Class F shares prior to October 30, 2015 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I ..  Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager.  Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Portfolio since November 2008.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Russell 2000 ® Small Cap Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 ® Small Cap Index.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.37%	0.37%
Distribution and service (12b-1) fees	None	0.20%
Other expenses	0.29%	0.30%
Total annual fund operating expenses	0.66%	0.87%
Less fee waiver and/or expense reimbursement(2)	(0.28) %	(0.24) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.38%	0.63%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.38%  for Class I shares and 0.63% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$39	$183	$340	$796
Class F shares	$64	$254	$459	$1,050

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the Russell 2000 ® Index (“Russell 2000 ® ” or the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to small cap stocks as represented in the Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 ® Index. As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 22.1 million to $ 14.7 billion with a weighted average level of $ 2. 1 billion. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations. The Index is reconstituted annually on the last Friday in June.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by FTSE International Limited, Frank Russell Company, or London Stock Exchange Group plc.

The Portfolio will invest primarily in common stocks of the companies that compose the Index. The Portfolio uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself.  While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 ® and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.  The Portfolio may also invest in Russell 2000 iShares® or other investment companies , including other exchange-traded funds, that provide the same exposure to the Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives such as Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Adviser or Sub-Adviser, it is not practical to invest in Russell 2000 ® index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 20.65% for the quarter ended June 30, 2009 and the lowest quarterly return was -26.18% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	20.92%	13.70%	6.39%
Class F	20.63%	13.45%	6.17%
Russell 2000® Index (reflects no deduction for fees or expenses)	21.31%	14.44%	7.06%

Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager. Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Portfolio since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP EAFE International Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index ..

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.20%
Other expenses	0.31%	0.39%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses	0.75%	1.03%
Less fee waiver and/or expense reimbursement(2)	(0.25) %	(0.28) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.50%	0.75%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$51	$215	$392	$907
Class F shares	$77	$300	$541	$1,234

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22 % of its portfolio’s average value.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the MSCI EAFE Index (“MSCI EAFE” or the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments (described above) with economic characteristics similar to the stocks represented in the Index.  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Effective June 30, 2017, the foregoing 80% policy is replaced with the following:  The Portfolio will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 1.1 billion to $ 223.7 billion with a weighted average level of $ 44 ..6 billion. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. The Index is reviewed quarterly, in February, May, August and November by MSCI.  During the May and November semi-annual Index reviews, the Index is rebalanced.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by MSCI INC.

The Portfolio will invest primarily in common stocks of the companies that compose the Index.  The Portfolio intends to concentrate its investments only to the extent that the Index does. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Adviser will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in EAFE iShares® or other investment companies , including other exchange-traded funds, that provide the same exposure to the Index. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the Index.

With respect to larger market capitalization companies included in the Index, the Portfolio uses a replication index method, investing in the common stock of such companies in approximately the same proportion as represented in the Index itself.  With respect to smaller market capitalization stocks in the Index, the Portfolio currently expects to select a sampling of stocks that match the industry and risk characteristics of such smaller capitalization companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Adviser believes the Portfolio has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Index Sampling Risk.   The Portfolio may not fully replicate the Index and may hold securities not included in the Index.  As a result, the Portfolio may not track the return of the Index as well as it would if the Portfolio only invested in all of the securities in the Index.

Concentration Risk. A downturn in the sectors or industries represented in the Index would impact the Portfolio more than a portfolio that does not concentrate in these sectors or industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Sector Risk. To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ ADRs ”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.  While the Portfolio fair values its securities, the Index does not.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Portfolio from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	0.46%	5.54%	-0.16%
Class F	0.24%	5.31%	-0.38%
MSCI EAFE Index	1.00%	6.53%	0.75%

Performance results for Class F shares prior to December 17, 2007 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I.  Investors cannot invest directly in an Index. (Source for the MSCI EAFE Index: MSCI).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Manager. Thomas Seto, Vice President of CRM, has managed the Portfolio since December 31, 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Investment Grade Bond Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index ..

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.32%	0.32%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.13%	2.51%
Total annual fund operating expenses	0.45%	3.08%
Less fee waiver and/or expense reimbursement(2)	(0.13) %	(2.51) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.32%	0.57%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.32% for Class I shares and 0.57% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$33	$131	$239	$554
Class F shares	$58	$714	$1,395	$3,216

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the Bloomberg Barclays U.S. Aggregate Bond Index (“Bloomberg Barclays” or the “ Index ”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments with economic characteristics similar to the fixed-income securities represented in the Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The Index is an unmanaged index of 10,069 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $ 19 trillion as of December 31, 2016 .. The Index is primarily composed of:

·

Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

·

Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings, or Baa3 or higher from Moody’s Investors Service, Inc .. (“Moody’s”), or is an unrated debt security determined by the Adviser to be of comparable credit quality, or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.

Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Index. As of December 31, 2016 , the weighted average maturity of the securities in the Index was 8.19 years, the weighted average coupon was 3. 08 % and the weighted average modified duration was 5. 89 years. The Index includes all “index-eligible” securities that meet minimum par amounts outstanding.  The Index is rebalanced monthly.  Although the Portfolio is not rebalanced monthly like the Index, adjustments are made to accommodate high-level changes with respect to the composition and characteristics of the Index.  The Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg LP.

The Portfolio will invest primarily in fixed-income securities that compose the Index and unrated fixed-income securities with a credit quality, as determined by the Adviser or Sub-Adviser, that is comparable to the securities that compose the Index. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in fixed-income securities included among the Bloomberg Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in Bloomberg Barclays Capital iShares® or other investment companies , including other exchange-traded funds, that provide the same exposure to the Bloomberg Barclays Index or its component indices. Bloomberg Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that compose the Index. Derivatives such as options and futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy in an attempt to replicate the total return performance of the index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.

The Portfolio uses a representative sampling method.  The Portfolio generally purchases securities that are components of the Index, except that the Portfolio will not purchase bonds that are rated below investment grade, which are commonly known as junk bonds, as assessed at the time of purchase. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Sub-Adviser deems it most advantageous to dispose of the security.  An investment grade debt security is rated BBB- or higher by S&P or Fitch or Baa or higher by Moody’s or is an unrated debt security determined by the Adviser to be of comparable credit quality.  Below investment grade debt securities (“junk bonds”) are rated below BBB- by S&P or Fitch or below Baa by Moody’s, or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Bond Market Risk. Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Portfolio, which may reduce their market prices and cause the value of Portfolio shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Portfolio can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Portfolio to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Portfolio’s performance.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Index Sampling Risk.   The Portfolio does not fully replicate the Index and may hold securities not included in the Index.  As a result, the Portfolio may not track the return of the Index as well as it would if the Portfolio only invested in all of the securities in the Index.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”)) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality by the Investment Adviser or Sub-Adviser. When the Portfolio purchases unrated securities it will depend on the Adviser’s and/or Sub-Adviser’s analysis of credit risk without the assessment of S&P, Moody’s or Fitch.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-adviser in connection with the change in adviser. The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2016 , the highest quarterly total return for Class I was 4.80% for the quarter ended December 31, 2008 and the lowest quarterly return was - 3.12 % for the quarter ended December 31, 2016 ..

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class I	2.59%	1.87%	4.24%
Class F	2.36%	1.82%	4.21%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	2.65%	2.23%	4.34%

Performance results for Class F shares prior to October 30, 2015 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I .. Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Portfolio Manager.  Tina J. Udell, CFA, Vice President and Managing Director of AIP, has managed the Portfolio since April 2014.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Volatility Managed Moderate Portfolio

Investment Objective

The Portfolio pursues current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Acquired fund fees and expenses	0.07%
Total annual fund operating expenses	0.98%
Less fee waiver and/or expense reimbursement(2)	(0.08) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$92	$304	$534	$1,194

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10 % of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s sub-advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other sub-adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions ..  For additional information about each of the following indexes, please refer to the “Glossary of Certain Market Indices”.

U.S Equity Indices and Related Components

·

NASDAQ 100 Index

·

Standard & Poor’s (“S&P”) 500 Index

·

S&P 500 Growth Index

·

S&P 500 Value Index

·

S&P MidCap 400 Index

·

S&P MidCap 400 Growth Index

·

S&P MidCap 400 Value Index

·

Russell 2000 ® Index

·

MSCI U.S. REIT Index

·

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

·

MSCI EAFE Index

·

FTSE Emerging Index

·

FTSE Developed ex North America Index

·

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

·

Bloomberg Barclays U.S. Aggregate Bond Index

·

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

·

Bloomberg Barclays U.S. Treasury 20+ Year Index

·

Bloomberg Barclays U.S. Treasury 7-10 Year Index

·

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

·

Bloomberg Barclays U.S. Credit 5-10 Year Index

·

Bloomberg Barclays U.S. Intermediate Credit Index

·

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

·

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

·

Bloomberg Barclays High Yield Very Liquid Index

·

iBoxx USD Liquid Investment Grade Index

·

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	48%	25-65%
Fixed Income Indices (“Fixed Income ETFs”)	48%	40-70%

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other sub-adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 8%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage , which represents a non-cash exposure to an underlying asset, index, rate or instrument.  Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin.  The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000.  The notional value of the Portfolio’s short futures positions will generally not exceed 65% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. The notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Portfolio also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.  Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Portfolio will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover exceeding 100%, and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.   Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Bond Market Risk. Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Portfolio, which may reduce their market prices and cause the value of Portfolio shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Portfolio can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Portfolio to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Portfolio’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Instruments.  The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Risk of Money Market Instruments. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class F shares.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

The table below also shows the Moderate Portfolio Custom Blended Benchmark (48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000 ® Index, 10% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 2% MSCI USA IMI/Equity REITs Index), which is rebalanced monthly, because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.  As of December 31, 2016, the MSCI U.S. REIT Index component of the Moderate Portfolio Custom Blended Benchmark was replaced with the MSCI USA IMI/Equity REITs Index.  The performance of each component of the Moderate Portfolio Custom Blended Benchmark reflects no deduction for fees or expenses, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-advisers in connection with the change in adviser.  The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

For the period ended December 31, 2016, the highest quarterly total return was 3.49% for the quarter ended June 30, 2014 and the lowest quarterly return was -3.78% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Since Inception
Class F	6.61%	3.92%
S&P 500 Daily Risk Control 7.5% Index (reflects no deduction for fees or expenses)	4.99%	4.94%
Moderate Portfolio Custom Blended Benchmark	6.23%	5.42%

Inception date of Class F shares is April 30, 2013. Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Portfolio since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Volatility Managed Moderate Growth Portfolio

Investment Objective

The Portfolio pursues a balance of current income and growth potential, while seeking to manage overall portfolio volatility.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Acquired fund fees and expenses	0.07%
Total annual fund operating expenses	1.02%
Less fee waiver and/or expense reimbursement(2)	(0.12) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM” or the “Adviser”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Portfolio’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$92	$313	$552	$1,237

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s Sub-Advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other Sub-Adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions.  For additional information about each of the following indexes, please refer to the “Glossary of Certain Market Indices”.

U.S Equity Indices and Related Components

•

NASDAQ 100 Index

•

Standard & Poor’s (“S&P”) 500 Index

•

S&P 500 Growth Index

•

S&P 500 Value Index

•

S&P MidCap 400 Index

•

S&P MidCap 400 Growth Index

•

S&P MidCap 400 Value Index

•

Russell 2000® Index

•

MSCI U.S. REIT Index

•

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

•

MSCI EAFE Index

•

FTSE Emerging Index

•

FTSE Developed ex North America Index

•

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

•

Bloomberg Barclays U.S. Aggregate Bond Index

•

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

•

Bloomberg Barclays U.S. Treasury 20+ Year Index

•

Bloomberg Barclays U.S. Treasury 7-10 Year Index

•

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

•

Bloomberg Barclays U.S. Credit 5-10 Year Index

•

Bloomberg Barclays U.S. Intermediate Credit Index

•

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

•

Bloomberg Barclays High Yield Very Liquid Index

•

iBoxx USD Liquid Investment Grade Index

•

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	63%	40-80%
Fixed Income Indices (“Fixed Income ETFs”)	33%	25-55%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other Sub-Adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 10%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage, which represents a non-cash exposure to an underlying asset, index, rate or instrument. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000.  The notional value of the Portfolio’s short futures positions will generally not exceed 80% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. The notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Portfolio also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.  Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Portfolio will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover exceeding 100%, and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.  Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Portfolio, which may reduce their market prices and cause the value of Portfolio shares to fall. The frequency and

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

magnitude of such changes cannot be predicted. Certain securities and other investments held by the Portfolio can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Portfolio to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Portfolio’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Instruments.  The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Risk of Money Market Instruments. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty .

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class F shares The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

The table below also shows the Moderate Growth Portfolio Custom Blended Benchmark ( 33 % Bloomberg Barclays U.S. Aggregate Bond Index, 47 % Russell 3000 ® Index, 13 % MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 3 % MSCI USA IMI/Equity REITs Index), which is rebalanced monthly, because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.  As of December 31, 2016, the MSCI U.S. REIT Index component of the Moderate Growth Portfolio Custom Blended Benchmark was replaced with the MSCI USA IMI/Equity REITs Index.  The performance of each component of the Moderate Growth Portfolio Custom Blended Benchmark reflects no deduction for fees or expenses, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-advisers in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

For the period ended December 31, 2016 , the highest quarterly total return was 3. 75 % for the quarter ended June 30, 2014 and the lowest quarterly return was - 5.19 % for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Since Inception
Class F	6.78%	4.13%
S&P 500 Daily Risk Control 10% Index (reflects no deduction for fees or expenses)	6.56%	6.37%
Moderate Growth Portfolio Custom Blended Benchmark	7.33%	6.56%

Inception date of Class F shares is April 30, 2013. Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Portfolio since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Volatility Managed Growth Portfolio

Investment Objective

The Portfolio pursues growth potential and some current income , while seeking to manage overall portfolio volatility.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Acquired fund fees and expenses	0.08%
Total annual fund operating expenses	0.99%
Less fee waiver and/or expense reimbursement(2)	(0.08) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

 Calvert Research and Management (“CRM ” or the “Adviser ”) has agreed to reimburse the Portfolio’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Portfolio’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$93	$307	$539	$1,206

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10 % of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s Sub-Advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other Sub-Adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions ..  For additional information about each of the following indexes, please refer to the “Glossary of Certain Market Indices”.

U.S Equity Indices and Related Components

·

NASDAQ 100 Index

·

Standard & Poor’s (“S&P”) 500 Index

·

S&P 500 Growth Index

·

S&P 500 Value Index

·

S&P MidCap 400 Index

·

S&P MidCap 400 Growth Index

·

S&P MidCap 400 Value Index

·

Russell 2000 ® Index

·

MSCI U.S. REIT Index

·

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

·

MSCI EAFE Index

·

FTSE Emerging Index

·

FTSE Developed ex North America Index

·

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

·

Bloomberg Barclays U.S. Aggregate Bond Index

·

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

·

Bloomberg Barclays U.S. Treasury 20+ Year Index

·

Bloomberg Barclays U.S. Treasury 7-10 Year Index

·

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

·

Bloomberg Barclays U.S. Credit 5-10 Year Index

·

Bloomberg Barclays U.S. Intermediate Credit Index

·

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

·

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

·

Bloomberg Barclays High Yield Very Liquid Index

·

iBoxx USD Liquid Investment Grade Index

·

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	78%	55-95%
Fixed Income Indices (“Fixed Income ETFs”)	18%	10-40%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other Sub-Adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 12%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage , which represents a non-cash exposure to an underlying asset, index, rate or instrument.  Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. For example, an S&P 500 index future that has a contract multiplier of $50 per index point and an index level of 2300 points would have a notional value for this contract of $115,000.  The notional value of the Portfolio’s short futures positions will generally not exceed 95 % of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. The notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Portfolio also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.  Such trading may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Portfolio will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover exceeding 100%, and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.  Foreign securities include American Depositary Receipts (“ ADRs ”) and Global Depositary Receipts (“ GDRs ”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events , including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Bond Market Risk. Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Portfolio, which may reduce their market prices and cause the value of Portfolio shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Portfolio can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Portfolio to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Portfolio’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Instruments.  The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Risk of Money Market Instruments. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty .

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class F shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future ..  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

The table below also shows the Growth Portfolio Custom Blended Benchmark (18% Bloomberg Barclays U.S. Aggregate Bond Index, 58% Russell 3000 ® Index, 16% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 4% MSCI USA IMI/Equity REITs Index ), which is rebalanced monthly, because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns. As of December 31, 2016, the MSCI U.S. REIT Index component of the Growth Portfolio Custom Blended Benchmark was replaced with the MSCI USA IMI/Equity REITs Index.  The performance of each component of the Growth Portfolio Custom Blended Benchmark reflects no deduction for fees or expenses, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.  There was no change in the Portfolio’s investment sub-advisers in connection with the change in adviser.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the period ended December 31, 2016 , the highest quarterly total return was 3.88% for the quarter ended June 30, 2014 and the lowest quarterly return was -6.25% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Since Inception
Class F	5.56%	3.79%
S&P 500 Daily Risk Control 12% Index (reflects no deduction for fees or expenses)	7.71%	7.51%
Growth Portfolio Custom Blended Benchmark	8.41%	7.70%

Inception date of Class F shares is April 30, 2013. Investors cannot invest directly in an Index.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Portfolio since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Portfolio since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of each Portfolio may be changed by the Portfolio’s Board of Directors without shareholder approval.

Further Description of Investment Strategies and Techniques

A concise description of each Portfolio’s principal investment strategies and principal risks is provided under the Portfolio Summary for that Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio may invest in ETFs, and therefore, may be exposed to the risks associated with the securities underlying each ETF.  Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI. The “Glossary of Certain Investment Risks” provides more detailed information about the risks that are referred to in this section, and the “Glossary of Certain Market Indices” provides more information about the market indices that are referred to in the Portfolio Summaries.

The investment strategies of the Volatility Managed Portfolios are specifically designed to present different combinations of growth potential and risk in order to enable an investor to select the Portfolio that is most consistent with that investor’s growth objectives and risk tolerance. The Portfolios can be ranked from least risky to most risky in the following order: Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio. The Calvert VP Volatility Managed Moderate Portfolio seeks to achieve a lower risk profile by targeting an asset allocation that emphasizes fixed-income ETFs over equity ETFs as well as a lower level of volatility in the portfolio’s annualized returns. The Calvert VP Volatility Managed Moderate Growth Portfolio seeks to achieve an intermediate risk profile by targeting a balanced asset allocation between fixed-income ETFs and equity ETFs as well as a higher level of volatility in the portfolio’s annualized returns. The Calvert VP Volatility Managed Growth Portfolio seeks to achieve a higher risk profile by targeting an asset allocation that emphasizes equity ETFs over fixed-income ETFs as well as an even higher level of volatility in the portfolio’s annualized returns.

The table below lists the maximum percentage limitations on certain types of Portfolio investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP SRI Balanced Portfolio	Calvert VP SRI Mid Cap Portfolio	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio
Investment Techniques
Indexing	NA	NA	µ	µ	µ	µ
Fund-of-Funds	NA	NA	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	❑	❑	❑	❑
Equity ETFs	❑	❑	100N	100N	100N	100N
Fixed Income ETFs	❑	❑	NA	NA	NA	NA
Volatility Management	NA	NA	NA	NA	NA	NA
Volatility Target for Annualized Portfolio Returns	NA	NA	NA	NA	NA	NA
Hedging Strategies	µ	NA	❑	❑	❑	❑
Active Trading Strategy/Turnover	µ	❑	❑	❑	❑	❑
Securities Lending	❑	❑	❑	❑	❑	❑
Repurchase Agreements	µ	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	µ	µ	µ	µ	µ
Foreign Securities	25N	25N	❑	❑	❑	❑
Acquired Funds	❑	❑	❑	❑	❑	❑
Investment Grade Bonds and Comparable Unrated Bonds	µ	❑	❑	❑	❑	❑
Below-Investment Grade Bonds and Comparable Unrated Bonds	15N	10N	❑	❑	❑	❑
Illiquid Securities	15N	15N	10T	10T	10T	10T
Asset-Backed Securities	µ	NA	✗	✗	✗	✗
Mortgage-Backed Securities	µ	NA	✗	✗	✗	✗
Leveraged Derivative Instruments
Currency Contracts	5T	5T	NA	NA	NA	NA
Options on Securities and Indices	5T1	5T1	❑, 5T1	❑, 5T1	❑, 5T1	❑, 5T1
Futures Contracts	5N2	5N2	µ, 20T2	µ, 20T2	µ, 20T2	µ, 20T2

(1)

Based on net premium payments.

(2)

Based on initial margin required to establish position.

(3)

To the extent that the Portfolio invests in these instruments, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
✗	Not permitted
√	Underlying investment of an ETF
xN	Allowed up to x% of Portfolio’s net assets
xT	Allowed up to x% of Portfolio’s total assets
NA	Not applicable to this Portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Volatility Managed Moderate Portfolio	Calvert VP Volatility Managed Moderate Growth Portfolio	Calvert VP Volatility Managed Growth Portfolio
Investment Techniques
Indexing	µ	µ	NA	NA	NA
Fund-of-Funds	❑	❑	µ	µ	µ
Exchange-Traded Funds	❑	❑	µ	µ	µ
Equity ETFs	100N	NA	65N	80N	95N
Fixed Income ETFs	NA	100N	70N	55N	40N
Volatility Management	NA	NA	µ	µ	µ
Volatility Target for Annualized Portfolio Returns	NA	NA	8%	10%	12%
Hedging Strategies	❑	❑	µ	µ	µ
Active Trading Strategy/Turnover	❑	❑	µ	µ	µ
Securities Lending	❑	❑	❑	❑	❑
Repurchase Agreements	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	5T	❑,√	❑,√	❑,√
Foreign Securities	µ	❑	❑,√	❑,√	❑,√
Acquired Funds	❑	❑	µ	µ	µ
Investment Grade Bonds and Comparable Unrated Bonds	❑	µ	❑,√	❑,√	❑,√
Below-Investment Grade Bonds and Comparable Unrated Bonds	❑	NA	❑,√	❑,√	❑,√
Illiquid Securities	10T	10T	15N	15N	15N
Asset-Backed Securities	✗	❑	❑,√	❑,√	❑,√
Mortgage-Backed Securities	✗	µ	❑,√	❑,√	❑,√
Leveraged Derivative Instruments
Currency Contracts	❑	❑	❑	❑	❑
Options on Securities and Indices	µ, 5T1	µ, 5T1	❑	❑	❑
Futures Contracts	µ, 20T2	µ, 20T2	µ	µ	µ

(1)

Based on net premium payments ..

(2)

Based on initial margin required to establish position ..

(3)

To the extent that the Portfolio invests in these instruments, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act ..

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
✗	Not permitted
√	Underlying investment of an ETF
xN	Allowed up to x% of Portfolio’s net assets
xT	Allowed up to x% of Portfolio’s total assets
NA	Not applicable to this Portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed.  This information is supplemental to the information about risk in the Portfolio Summaries.  See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.  Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.

Risks: Opportunity, Market and Credit

Fund-of-Funds seek to achieve the Portfolio’s investment objectives by investing in the shares of other investment companies, including exchange-traded funds, thereby achieving broad asset diversification.

Risks: Market

Exchange-Traded Funds (ETFs) are other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index.  With the exception of Moderate, Moderate Growth and Growth Portfolios, ETFs are used for the limited purpose of managing a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.  Calvert VP SRI Balanced Portfolio may also invest in ETFs to gain broad market or sector exposure.

Risks: Correlation and Market

Volatility Management involves the continuous monitoring of risk in a Portfolio and investing in certain derivative financial instruments to reduce the impact of that risk on the returns of the Portfolio.

Risks: Correlation, Information, Opportunity and Regulatory

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns.  Because this strategy may cause the Portfolio to have relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and hedging interest rate risk.

Risks: Correlation and Opportunity

Securities Lending. A Portfolio may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.

Risks: Opportunity

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign and Emerging Market Securities.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

The imposition of such sanctions could impair the market value of the securities of such foreign issues and limit the Portfolio’s ability to buy, sell, receive or deliver the securities.   As an alternative to holding foreign-traded investments, the Portfolio may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foregoing investments and are subject to many of the risks associated with investment directly in foreign securities.  Unless otherwise stated in Portfolio Summaries, such investments are not subject to any stated limitation on investing in foreign securities.

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”) or, if unrated, considered to be of comparable credit quality by the Portfolio’s Adviser or Sub-Adviser.

Risks: Interest Rate, Duration, Market and Credit

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 and unrated bonds considered to be of comparable credit quality by the Portfolio’s Adviser or Sub-Adviser (so-called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Acquired Funds. “Acquired Funds” are, generally, ETFs held by a Portfolio, which track a security or index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds. When a Portfolio invests in shares of any Acquired Fund, its performance is directly related to the ability of that Portfolio to meet its respective investment objective, as well as the Adviser’s allocation among the Acquired Funds. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of, and risks associated with, the Acquired Funds in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds utilizing such strategies. Investing in an ETF will generally expose the Portfolio to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The Portfolio also will incur brokerage costs when it purchases ETFs. A shareholder in a Portfolio could invest directly in ETFs and not incur the direct operating expenses of the Portfolio, although the shareholder would incur the cost of the underlying ETFs, including any brokerage commissions. The objective of the Portfolio, however, is for the shareholder to benefit from the manager’s evaluation of the market and allocation of assets to the basket of ETFs.

Risks: Correlation and Market
Illiquid Securities. Securities that cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Leveraged Derivative Instruments and Associated Risks
Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory
Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Explanation of Investment Strategies Used by Certain Portfolios

All Portfolios

Repurchase Agreements. Repurchase agreements are arrangements under which a Portfolio buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase the security. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Securities Lending. A Portfolio may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Portfolio. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

All Portfolios except VP SRI Balanced and VP SRI Mid Cap Portfolios

Index Futures and Options. An index future is a contract to buy or sell the cash value of a specific market index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and an index option is an option based on a market index (or its cash value). Index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment). To the extent a Portfolio uses futures or options on futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adisver, or the Portfolio anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Portfolio’s activities.  However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Portfolio’s CPO or CTA, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the Commodity Futures Trading Commission’s (CFTC) registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

VP SRI Balanced, VP SRI Mid Cap, VP EAFE International and the Moderate, Moderate Growth and Growth Volatility Portfolios

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Portfolios may invest in either sponsored or unsponsored ADRs.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

VP Investment Grade Bond and VP SRI Balanced Portfolios

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. The conservatorship has no specified termination date.

VP SRI Balanced Portfolio

Treasury Futures Contracts. A treasury futures contract is an agreement between two parties to buy and sell a treasury security on a future date which has the effect of establishing the current price for the treasury security.  Although treasury futures contracts by their terms require actual delivery and acceptance of securities, physical settlement rarely occurs because positions in an expiring contract are usually liquidated and combined with trades that initiate corresponding new positions in the next deferred contract delivery month.  This process is referred to as “rolling” a position.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

VP SRI Balanced and VP SRI Mid Cap Portfolios

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. To the extent a Portfolio uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adviser, or the Portfolio anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Portfolio’s activities. However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Portfolio’s CPO or CTA, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Portfolio Holdings

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.  Portfolio portfolio holdings as of each month end normally are available on the Calvert website (www.Calvert.com) approximately 30 days after month end.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Portfolios’ SAI.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

About Responsible Investing

VP SRI Balanced Portfolio and VP SRI Mid Cap Portfolio only

Investment Selection Process

Investments for VP SRI Balanced Portfolio and VP SRI Mid Cap Portfolio are evaluated under The Calvert Principles for Responsible Investment (included as Appendix A to this Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Portfolio’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Portfolio.  The responsible investment criteria of a Portfolio may be changed by the Board of Directors without shareholder approval.

VP SRI Balanced Portfolio may invest in a fixed income security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Portfolio’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Portfolio’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, a Portfolio may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Portfolio. In addition, ETFs in which a Portfolio may invest may hold securities of issuers that do not operate in accordance with the Portfolio’s responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Dialogue with Companies.  CRM may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern.

Proxy Voting.  As a shareholder of the companies in its portfolio, each Portfolio typically has an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. CRM votes proxies consistent with the Portfolio proxy voting guidelines attached to this SAI.

Shareholder Resolutions.  CRM may propose that companies submit resolutions to their shareholders on a variety of ESG issues. CRM believes that submitting shareholder resolutions may help establish dialogue with management and encourage companies to take action.

Management of Portfolio Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to each Portfolio on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions , including shareholder approval of a new investment advisory agreement between each Portfolio and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to each Portfolio, providing administrative services and related office facilities.  The fees payable by each Portfolio for administrative services are described below.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Portfolio Managers

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Adviser and respective Sub-Adviser (if any) of each Portfolio, and who is primarily (and jointly, as applicable)  responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP SRI Balanced Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio managers of the Portfolio are Charles B. Gaffney (since December 31, 2016), Vishal Khanduja (since March 2013) and Brian S. Ellis, Jade Huang and Christopher Madden (all since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other Calvert funds and are Vice Presidents of CRM.  Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang served as equity analysts and portfolio managers at CIM for more than five years.  Mr. Khanduja manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM on December 31, 2016, he was a Portfolio Manager and Head of the Taxable Fixed Income Team at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management.  Mr. Ellis manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM on December 31, 2016, he was a member of the Taxable Fixed Income Team at CIM since May 2012 and prior thereto a Business Analyst at CIM.

Calvert VP SRI Mid Cap Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio managers of the Portfolio are Charles B. Gaffney (since December 31, 2016), Christopher Madden and Jade Huang (both since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other CRM funds and are Vice Presidents of CRM.  Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang have served as equity analysts and portfolio managers at CIM or its predecessor for more than five years.

Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio and Calvert VP Russell 2000 ® Small Cap Index Portfolio.  Ameritas Investment Partners, Inc. (“AIP”), 5945 R Street, Lincoln, NE 68505, is the Sub-Adviser to each Portfolio. AIP, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of Ameritas Mutual Holding Company (“Ameritas”).

Portfolio Manager.  The portfolio manager of the Portfolio is Kevin L. Keene (since November 2008 ).  Mr. Keene has been a Portfolio Manager and an Assistant Portfolio Manager of AIP since April 2013 and November 2011, respectively.  Prior to that Mr. Keene was a Senior Analyst at AIP since November 2011.

Calvert VP Investment Grade Bond Index Portfolio.  For more information on AIP, please see the information presented above with respect to AIP’s management of Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio and Calvert VP Russell 2000 ® Small Cap Index Portfolio.

Portfolio Manager.  The portfolio manager of the Portfolio is Tina J. Udell (since April 2014).  Ms. Udell has been a Vice President and Managing Director of AIP since July 2014.  Prior to that Ms. Udell was Portfolio Manager of AIP since August 2000.

Calvert VP EAFE International Index Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio manager of the Portfolio is Thomas C. Seto (since December 31, 2016).  Mr. Seto is a Vice President of CRM and Head of Investment Management at the Seattle Investment Center of Parametric Portfolio Associates LLC (“Parametric”), an affiliate of Eaton Vance, and was previously Director of Portfolio Management at Parametric for more than five years. Mr. Seto has been an employee of the Eaton Vance organization for more than five years and currently manages Eaton Vance funds.

Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio.  Please see the information presented above with respect to AIP’s management of Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 ® Small Cap Index Portfolio and Calvert VP Nasdaq 100 Index Portfolio regarding AIP and the Portfolio Manager’s business experience during the last five years and role on the management team. Milliman Financial Risk Management LLC (“Milliman”), 71 South Wacker Drive, 31st Floor, Chicago, IL 60606, is an investment subadviser to the Portfolios. Subject to the authority of the Portfolios’ Board of Directors and supervision by the Adviser, Milliman is responsible for implementing each Portfolio’s volatility

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

management strategy according to the Portfolio’s investment objective, principal investment strategies and restrictions.  Milliman was established in 1998 and advises investment companies, insurance companies, financial institutions and pooled investment vehicles.  Milliman’s parent company, Milliman, Inc., was established in 1947 as an actuarial consultancy and has provided pension consulting investment advisory services to corporations and pension plans for over 20 years.

Portfolio Management Team.  The portfolio managers of each Portfolio are Kevin Keene of AIP (since April 2013) and Adam Schenck and Blake Graves of Milliman (since April 2013).  Mr. Keene has been a Portfolio Manager and an Assistant Portfolio Manager at AIP since April 2013 and November 2011, respectively.  Prior to that Mr. Keene was a Senior Analyst at AIP since November 2011. Messrs. Schenck and Graves have been Financial Risk Management Portfolio Managers at Milliman for more than five years.

Advisory Fees

The table below shows the annual advisory fee paid by each Portfolio to CIM (former investment adviser to each Portfolio) for the fiscal year ended December 31, 2016 as a percentage of the Portfolio’s average daily net assets.  (Sub-advisory fees paid by CIM to a Sub-Adviser are reflected in the total advisory fees paid by the Portfolio to CIM).  The advisory fee does not include administrative fees.

Advisory Fee
Calvert VP SRI Balanced Portfolio	0.41%
Calvert VP SRI Mid Cap Portfolio	0.65%
Calvert VP S&P 500 Index Portfolio(1)	0.25%
Calvert VP S&P MidCap 400 Index Portfolio(1)	0.30%
Calvert VP Nasdaq 100 Index Portfolio(1)	0.35%
Calvert VP Russell 2000® Small Cap Index Portfolio(1)	0.35%
Calvert VP EAFE International Index Portfolio(1)	0.56%
Calvert VP Investment Grade Bond Index Portfolio(1)	0.30%
Calvert VP Volatility Managed Moderate Portfolio	0.42%
Calvert VP Volatility Managed Moderate Growth Portfolio	0.42%
Calvert VP Volatility Managed Growth Portfolio	0.42%

(1)

After December 31, 2016, the annual advisory fee rates are as follows: VP S&P 500 Index Portfolio: 0.18%; VP S&P MidCap 400 Index Portfolio: 0.20%; VP Nasdaq 100 Index Portfolio: 0.30%;
VP Russell 2000 ® Small Cap Index Portfolio: 0.25%; VP EAFE International Index Portfolio: 0.30%; VP Investment Grade Bond Index Portfolio: 0.20%.

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable sub-advisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended December 31.

Administrative Fees

The administrative fees (as a percentage of the Portfolio’s average daily net assets) paid , net of waivers, by each Portfolio to Calvert Investment Administrative Services, Inc .. (“CIAS”), an affiliate of CIM , for the fiscal year ended December 31, 2016 are as follows :

Administrative Fee (1)
Calvert VP SRI Balanced Portfolio	0.12%
Calvert VP SRI Mid Cap Portfolio	0.12%
Calvert VP S&P 500 Index Portfolio	0.10%
Calvert VP S&P MidCap 400 Index Portfolio	0.10%
Calvert VP Nasdaq 100 Index Portfolio	0.10%
Calvert VP Russell 2000® Small Cap Index Portfolio	0.10%
Calvert VP EAFE International Index Portfolio	0.10%
Calvert VP Investment Grade Bond Index Portfolio	0.10%
Calvert VP Volatility Managed Moderate Portfolio	0.10%
Calvert VP Volatility Managed Moderate Growth Portfolio	0.10%
Calvert VP Volatility Managed Growth Portfolio	0.10%

(1)

CRM has agreed to contractually waive 0.02%  of the administrative fee for each share class of each Portfolio (except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio) through April 30, 2018.  Prior to May 1, 2016, the administrative fee for each share class of each Portfolio listed above (except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio) was 0.10%.  For the period of January 1, 2016 through April 30, 2016, CIAS provided administrative services to Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio at a rate of 0.275% and 0.25%, respectively, and voluntarily waived administrative fees of 0.155% and 0.13% , respectively, of each Portfolio’s average daily net assets for the same period.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Because the Portfolios use this combined Prospectus, a Portfolio could be held liable for a misstatement or omission made about another Portfolio.

Investor Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Portfolios (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as each Portfolio’s distributor.

General Information About the Portfolios

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc., in this Prospectus should not be confused with the Calvert Balanced Portfolio, a series of Calvert Social Investment Fund.  In each case performance of the two portfolios will differ.

Purchase, Exchange and Redemption of Shares

Each Portfolio offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of the Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Portfolio continuously offers its shares at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Portfolios foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of a Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Portfolio is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Portfolio is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Portfolio reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Portfolio permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

In the event redemptions are suspended or postponed, this Prospectus will be updated accordingly.

The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.  To the extent the Portfolio holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Portfolio may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Portfolio does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If illiquid securities are included in the distribution, Insurance Companies may not be able to liquidate such securities and may be required to hold such securities indefinitely.  An Insurance Company's ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law.  An Insurance Company may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

An exchange involves the redemption of shares of one Portfolio and the purchase of shares of another Portfolio. Please consult the prospectus for your Policy for information regarding exchange privileges.

Additional Payments to Financial Intermediaries

CRM, EVD or its affiliates may pay, from their own resources, certain financial intermediaries for the sale, marketing and distribution of the securities or for services to a Portfolio. These amounts may be significant. These payments are generally intended to compensate financial intermediaries for certain activities, including the following: promotion of sales of Portfolio shares, such as placing the Portfolios on a preferred list of fund families; making Portfolio shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Portfolios; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by a financial intermediary.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Portfolio sales, assets, transactions processed and/or accounts attributable to a financial intermediary, among other factors, including the quality of the financial intermediary's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. CRM may benefit from these payments to the extent the financial intermediaries sell more Portfolio shares because CRM receives greater management and other fees as Portfolio assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by Policy owners or the Portfolio. For more specific information about these payments made to your financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by a Portfolio to financial intermediaries, such as the Insurance Companies (including affiliates of the Adviser), that provide sub-transfer agent/recordkeeping and/or other similar administrative services to Policy owners that operate in an omnibus environment.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for Policy owners that reflect purchases, redemptions and share balances; mailing Policy owner confirmations and periodic statements; and furnishing proxy materials and periodic Portfolio reports, prospectuses and other communications to Policy owners as required.

How Shares are Priced

The price of shares is based on that Portfolio’s NAV. The NAV is computed by adding the value of a Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Portfolio has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which generally coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET ). If trading on the NYSE is halted for the day before 4 p.m. ET, a Portfolio's NAV generally will still be calculated as of the close of regular trading on the NYSE. Each Portfolio is open for business each day the NYSE is open.

If a Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of a Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of a Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Directors, and pursuant to the Portfolios’ valuation procedures adopted by the Board, the Adviser determines when a market quotation is not readily available or reliable for a particular investment. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Portfolios and of the Adviser, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for an investment upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Adviser, pursuant to each Portfolio’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular investment or

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

type of investment. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the investment and the forces that influence the market in which the investment is purchased and sold, as well as the type of investment, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such investments are normally traded. If events occur after the close of the principal market in which investments are traded, and before the close of business of each Portfolio, that are expected to materially affect the value of those investments, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Board of Directors of Calvert VP EAFE International Index Portfolio has retained a third-party fair value pricing service, pursuant to the Portfolio’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Portfolio that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Portfolio’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Portfolio’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Distribution and Service Fees

Each Portfolio (if applicable) has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Portfolio to pay distribution fees for the sale and distribution of its Class F shares. The distribution plan also allows each Portfolio to pay service fees to persons (such as a financial professional, bank or retirement plan service provider) for services provided to shareholders. See “Method of Distribution” in the respective Portfolio’s SAI for further discussion of these services. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee will not exceed, on an annual basis, (i) 0.20% of the average daily net assets attributable to the Class F shares of Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 ® Small Cap Index Portfolio and Calvert VP EAFE International Index Portfolio and (ii) 0.25% of the average daily net assets attributable to the Class F shares of Calvert VP SRI Balanced Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio.

Restrictions on Excessive Trading and Market Timing

The Portfolios are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A Portfolio that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a Portfolio that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser, if applicable, are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”).

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Portfolios.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. The principal underwriter monitors cash flows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between a Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio’s ability to detect and deter market timing. Although each Portfolio has adopted policies and procedures to detect and prevent market timing, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the Policies, each Portfolio or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Portfolio or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Portfolio. Each Portfolio and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Portfolio or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Portfolio are inherently subjective and will be made in a manner believed to be in the best interest of a Portfolio’s shareholders. No Calvert fund has any arrangement to permit market timing.

Dividends and Distributions

It is each Portfolio’s intention to distribute substantially all of its net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends, less expenses. All realized net capital gains, if any, of each Portfolio are generally declared and distributed annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

Disclaimers

Calvert VP S&P 500 Index Portfolio and Calvert VP S&P MidCap 400 Index Portfolio

The S&P 500 Index is an unmanaged index of common stocks comprising 500 industrial, financial, utility and transportation companies. The S&P MidCap 400 Index is an unmanaged index comprising 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Calvert Variable Products, Inc. (“CVP”). CVP is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the beneficial owners of any CVP Portfolio or any member of the public regarding the advisability of investing in securities generally or in any CVP Portfolio particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P’s only relationship to CVP is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to CVP or any CVP Portfolio. S&P has no obligation to take the needs of CVP or the beneficial owners of any CVP Portfolio into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the net asset value of any CVP Portfolio or the timing of the issuance or sale of shares of any CVP Portfolio. S&P has no obligation or liability in connection with the administration, marketing or trading of any CVP Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Nasdaq 100 Index Portfolio

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. (“Nasdaq”) and have been licensed for use for certain purposes by Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Nasdaq 100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to CVP. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Calvert VP Nasdaq 100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to CVP, its use of the Nasdaq-100 Index, or any data included therein.

Calvert VP Russell 2000 ® Small Cap Index Portfolio

The Russell 2000 ® Index is a trademark/service mark of FTSE Russell .. FTSE Russell is a trademark of the Frank Russell Company. Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Russell 2000 ® Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with FTSE Russell .. FTSE Russell is not responsible for and has not reviewed the Prospectus, and FTSE Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

FTSE Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

FTSE Russell’s publication of the Index in no way suggests or implies an opinion by FTSE Russell as to the attractiveness or appropriateness of an investment in any or all securities upon which the Index is based. FTSE Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. FTSE Russell makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. FTSE Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

Calvert VP EAFE International Index Portfolio

The Calvert VP EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Calvert Variable Products, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Portfolio or any other person or entity regarding the advisability of investing in portfolios generally or in this Portfolio particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this Portfolio or the issuer or owners of this portfolio or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this Portfolio or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the prices or quantities of shares of this Portfolio to be issued or in the determination or calculation of the equation by or the consideration into which this portfolio is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this Portfolio or any other person or entity in connection with the administration, marketing or offering of this Portfolio. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Portfolio, owners of the Portfolio, or any other person or entity, from the use of any MSCI index or any data included therein.

None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI parties makes any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of shares of this Portfolio, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Portfolio without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Calvert VP Investment Grade Bond Index Portfolio

Bloomberg Barclays Capital Inc. and its affiliates (“Bloomberg Barclays”) is not the issuer or producer of Calvert VP Investment Grade Bond Index Portfolio and Bloomberg Barclays has no responsibilities, obligations or duties to investors in Calvert VP Investment Grade Bond Index Portfolio. The Bloomberg Barclays U.S. Aggregate Bond Index is a trademark owned by Bloomberg Barclays and licensed for use by Calvert Research and Management (the “Adviser”) and Eaton Vance Distributors, Inc. (the “principal underwriter”) of Calvert VP Investment Grade Bond Index Portfolio. Bloomberg Barclays only relationship with the Adviser and the Issuer in respect of the Bloomberg Barclays U.S. Aggregate Bond Index is the licensing of the Bloomberg Barclays U.S. Aggregate Bond Index, which is determined, composed and calculated by Bloomberg Barclays without regard to the Adviser or the Issuer or the Calvert VP Investment Grade Bond Index Portfolio or the owners of the Calvert VP Investment Grade Bond Index Portfolio. Additionally, the Adviser may for itself execute transaction(s) with Bloomberg Barclays in or relating to the Bloomberg Barclays U.S. Aggregate Bond Index in connection with Calvert VP Investment Grade Bond Index Portfolio investors acquiring Calvert VP Investment Grade Bond Index Portfolio from the Issuer and investors neither acquire any interest in the Bloomberg Barclays U.S. Aggregate Bond Index nor enter into any relationship of any kind whatsoever with Bloomberg Barclays upon making an investment in Calvert VP Investment Grade Bond Index Portfolio. The Calvert VP Investment Grade Bond Index Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg Barclays. Bloomberg Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the Calvert VP Investment Grade Bond Index Portfolio or the advisability of investing in securities generally or the ability of the Bloomberg Barclays U.S. Aggregate Bond Index to track corresponding or relative market performance. Bloomberg Barclays has not passed on the legality or suitability of the Calvert VP Investment Grade Bond Index Portfolio with respect to any person or entity. Bloomberg Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Calvert VP Investment Grade Bond Index Portfolio to be issued. Bloomberg Barclays has no obligation to take the needs of the Adviser, the Issuer or the owners of the Calvert VP Investment Grade Bond Index Portfolio or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays has no obligation or liability in connection with administration, marketing or trading of the Calvert VP Investment Grade Bond Index Portfolio.

The licensing agreement between the Adviser and Bloomberg Barclays is solely for the benefit of the Adviser, Issuer and any Named Affiliates (as such is defined in such license agreement) and Bloomberg Barclays and not for the benefit of the owners of the Calvert VP Investment Grade Bond Index Portfolio, investors or other third parties.

Bloomberg Barclays shall have no liability to the issuer, investors or to other third parties for the quality, accuracy and/or completeness of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein or for interruptions in the delivery of the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays makes no warranty, express or implied, as to results to be obtained by the issuer, the investors or any other person or entity from the use of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein. Bloomberg Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the  Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein. Bloomberg Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Bloomberg Barclays U.S. Aggregate Bond Index, and Bloomberg Barclays shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to any of the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays shall not be liable for any damages, including, without limitation, any special, indirect or consequential damages or any lost profits even if advised of the possibility of such, resulting from the use of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein or with respect to the Calvert VP Investment Grade Bond Index Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way Portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk

The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk

The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of the mortgage-backed security. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forgo other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed-income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market.  Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium.  A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Regulatory risk

The risk associated with employing certain investment instruments or techniques that are regulated by the Commodity Futures Trading Commission. See “Explanation of Investment Strategies Used by Certain Portfolios – All Portfolios except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio – Index Futures and Options and  Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio – Futures Contracts”

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Glossary of Certain Market Indices

Bloomberg Barclays U.S. Aggregate Bond Index

The index is an unmanaged index of approximately 9,700 U.S. Treasury, government-related, and investment grade corporate and securitized fixed income securities. The index is primarily comprised of: obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.  Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the index. The index includes all “index-eligible” securities that meet minimum par amounts outstanding.

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

The index measures the total universe of public, taxable, investment-grade, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-all with maturities of more than 1 year.

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index measures the investment return of U.S. dollar denominated, investment-grade, fixed rate, taxable securities issued by industrial, utility, and financial companies with maturities between 1 and 5 years.

Bloomberg Barclays U.S. Credit 5-10 Year Index

The index consists of securities in the 5 to 10 year maturity range of the Bloomberg Barclays U.S. Credit Index.  The U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays U.S. Intermediate Credit Index

The index consists of securities in the intermediate maturity range of the Bloomberg Barclays U.S. Credit Index.  The U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays U.S. Mortgage-Backed Securities Index	The index covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac.
Bloomberg Barclays U.S. Treasury 20+ Year Index	The index consists of obligations of the U.S. Treasury with a maturity of 20 years or more.
Bloomberg Barclays U.S. Treasury 7-10 Year Index	The index consists of obligations of the U.S. Treasury with a maturity from 7 up to (but not including) 10 years.
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

The index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  These securities are issued by the U.S. Treasury and are structured to provide protection against inflation by directly or indirectly adjusting the value of the bond’s principal or the interest income paid based (directly or indirectly) on changes in the official inflation measures reported by the U.S. Bureau of Labor Statistics.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Bloomberg Barclays High Yield Very Liquid Index

The index measures the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Ratings Inc., or Standard & Poor’s, Inc., respectively, and have $600 million or more of outstanding face value. The index includes only corporate sectors.

Deutsche Bank Emerging Market USD Liquid Balanced Index	The Deutsche Bank Emerging Market USD Liquid Balanced Index consists of USD denominated government bonds issued by approximately 22 emerging market countries.
FTSE Developed All Cap ex U.S. Index	The index comprises large, mid, and small cap stocks providing coverage of developed markets, excluding the United States.
FTSE Emerging Markets China A Inclusion Index	The index is a market-capitalization weighted index representing the performance of approximately 1,600 large, mid, and small cap companies in 21 emerging markets.
Markit iBoxx USD Liquid Investment Grade Index	The index is designed to provide a balanced representation of the U.S. investment-grade corporate bond market. It is a subset of the broader U.S. Dollar corporate bond market.
MSCI U.S. REIT Index	The index is a benchmark of U.S. property trusts that cover about two-thirds of the value of the entire U.S. REIT market.
MSCI EAFE Index	The index is a benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East).
NASDAQ 100 Index

The index is an unmanaged index of approximately 100 common stocks of the largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. The index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than a company whose securities have a smaller market capitalization.

Russell 2000® Index	The index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index.
S&P 500 Index

The index is a stock market index based on the common stock prices of the 500 top publicly traded American companies, as determined by S&P.   The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Growth

The index measures the performance of the growth sector of the S&P 500.  The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Value

The index measures the performance of the value sector of the S&P 500.  The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P MidCap 400 Index

The index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies.   The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

S&P MidCap 400 Growth Index

The index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics.

S&P MidCap 400 Value Index

The index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics.

S&P North American Natural Resources Index

The index measures the performance of U.S.-traded stocks of natural resource-related companies in the United States and Canada. The index includes companies in the following categories: producers of oil, gas and consumable fuels, providers of energy equipment and services, metals and mining companies, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The index may include small-, mid- or large-capitalization companies.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolio’s operations).  Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP. Their report, along with each Portfolio’s financial statements, is included in each Portfolio’s Annual Report, which is available upon request.

	Calvert VP SRI Balanced Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013	December 31, 2012
Net asset value, beginning	$2.00	$2.05	$2.04	$1.91	$1.75
Income from investment operations:
Net investment income	0.04	0.04	0.03	0.02	0.02
Net realized and unrealized gain (loss)	0.11	(0.08)	0.16	0.32	0.16
Total from investment operations	0.15	(0.04)	0.19	0.34	0.18
Distributions from:
Net investment income	(0.04)	—(b)	(0.03)	(0.02)	(0.02
Net realized gain	(0.06)	(0.01)	(0.15)	(0.19)	—
Total distributions	(0.10)	(0.01)	(0.18)	(0.21)	(0.02)
Total increase (decrease) in net asset value	0.05	(0.05)	0.01	0.13	0.16
Net asset value, ending	$2.05	$2.00	$2.05	$2.04	$1.91
Total return(c)	7.58%	(1.90%)	9.60%	18.00%	10.51%
Ratios to average net assets: (d)
Net investment income	2.06%	1.73%	1.58%	1.07%	1.10%
Total expenses	0.75%	0.85%	0.86%	0.90%	0.90%
Net expenses	0.70%	0.84%	0.86%	0.90%	0.90%
Portfolio turnover	129%	90%	97%	161%	150%
Net assets, ending (in thousands)	$325,638	$323,676	$354,585	$339,494	$305,198

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount is less than $0.005 per share.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP SRI Balanced Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(b)
Net asset value, beginning	$2.03	$2.09	$2.06	$2.22
Income from investment operations:
Net investment income	0.03	0.03	0.03	0.01
Net realized and unrealized gain (loss)	0.12	(0.08)	0.16	0.02
Total from investment operations	0.15	(0.05)	0.19	0.03
Distributions from:
Net investment income	(0.04)	—	(0.01)	—(c)
Net realized gain	(0.06)	(0.01)	(0.15)	(0.19)
Total distributions	(0.10)	(0.01)	(0.16)	(0.19)
Total increase (decrease) in net asset value	0.05	(0.06)	0.03	(0.16)
Net asset value, ending	$2.08	$2.03	$2.09	$2.06
Total return(d)	7.14%	(2.46%)	9.18%	1.31%
Ratios to average net assets(e)
Net investment income	1.65%	1.49%	1.36%	0.99%(f)
Total expenses	1.40%	1.74%	14.91%	1.15%(f)
Net expenses	1.10%	1.15%	1.15%	1.15%(f)
Portfolio turnover	129%	90%	97%	161%
Net assets, ending (in thousands)	$588	$324	$35	$2

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 18, 2013 inception.

(c)

Amount is less than $0. 005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP SRI Mid Cap Portfolio
	Years Ended
	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning	$31.01	$33.17	$37.74	$32.66	$31.66
Income from investment operations:
Net investment loss	0.21	(0.02)	(0.02)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	2.05	(1.06)	3.15	9.75	5.27
Total from investment operations	2.26	(1.08)	3.13	9.63	5.21
Distributions from:
Net realized gain	(4.45)	(1.08)	(7.70)	(4.55)	(4.21)
Total distributions	(4.45)	(1.08)	(7.70)	(4.55)	(4.21)
Total increase (decrease) in net asset value	(2.19)	(2.16)	(4.57)	5.08	1.00
Net asset value, ending	$28.82	$31.01	$33.17	$37.74	$32.66
Total return(b)	7.27%	(3.31%)	8.09%	29.90%	16.75%
Ratios to average net assets:(c)
Net investment loss	0.68%	(0.05%)	(0.06%)	(0.35%)	(0.19%)
Total expenses	1.07%	1.10%	1.16%	1.15%	1.12%
Net expenses	0.99%	1.09%	1.16%	1.15%	1.12%
Portfolio turnover	170%	94%	91%	69%	61%
Net assets, ending (in thousands)	$45,473	$49,584	$50,716	$53,780	$42,232

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP S&P 500 Index Portfolio
	Years Ended
	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning	$112.07	$113.07	$110.62	$86.62	$76.32
Income from investment operations:
Net investment income	2.14	1.88	1.94	1.81	1.63
Net realized and unrealized gain (loss)	10.84	(0.74)	12.80	25.72	10.21
Total from investment operations	12.98	1.14	14.74	27.53	11.84
Distributions from:
Net investment income	(1.48)	(0.21)	(1.95)	(1.95)	(1.54)
Net realized gain	(1.13)	(1.93)	(10.34)	(1.58)	—
Total distributions	(2.61)	(2.14)	(12.29)	(3.53)	(1.54)
Total increase (decrease) in net asset value	10.37	(1.00)	2.45	24.00	10.30
Net asset value, ending	$122.44	$112.07	$113.07	$110.62	$86.62
Total return(b)	11.58%	0.98%	13.21%	31.87%	15.55%
Ratios to average net assets:(c)
Net investment income	1.84%	1.65%	1.59%	1.69%	1.90%
Total expenses	0.48%	0.46%	0.46%	0.48%	0.45%
Net expenses	0.40%	0.42%	0.42%	0.42%	0.41%
Portfolio turnover(d)	6%	4%	9%	11%	5%
Net assets, ending (in thousands)	$481,681	$347,965	$361,482	$353,688	$285,405

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d)

During the year ended December 31, 2016, the Portfolio incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Portfolio on September 23, 2016.  These sales were excluded from the portfolio turnover calculation.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP S&P MidCap 400 Index Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)
Net asset value, beginning	$91.52	$95.73	$96.10	$75.22	$66.38
Income from investment operations:
Net investment income	1.12	1.02	1.00	0.88	0.86
Net realized and unrealized gain (loss)	17.43	(3.56)	7.99	23.70	10.58
Total from investment operations	18.55	(2.54)	8.99	24.58	11.44
Distributions from:
Net investment income	(0.44)	(0.09)	(1.01)	(0.82)	(0.72)
Net realized gain	(3.52)	(1.58)	(8.35)	(2.88)	(1.88)
Total distributions	(3.96)	(1.67)	(9.36)	(3.70)	(2.60)
Total increase (decrease) in net asset value	14.59	(4.21)	(0.37)	20.88	8.84
Net asset value, ending	$106.11	$91.52	$95.73	$96.10	$75.22
Total return(b)	20.27%	(2.68%)	9.25%	32.82%	17.31%
Ratios to average net assets:(c)
Net investment income	1.15%	1.05%	1.01%	1.00%	1.17%
Total expenses	0.54%	0.54%	0.53%	0.52%	0.53%
Net expenses	0.41%	0.54%	0.53%	0.52%	0.53%
Portfolio turnover	20%	13%	14%	12%	10%
Net assets, ending (in thousands)	$246,310	$222,462	$241,929	$244,903	$188,872

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP S&P MidCap 400 Index Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)
Net asset value, beginning	$92.83	$97.20	$97.32	$76.04	$67.03
Income from investment operations:
Net investment income	1.14	0.85	0.81	0.65	0.71
Net realized and unrealized gain (loss)	17.40	(3.64)	8.04	23.94	10.64
Total from investment operations	18.54	(2.79)	8.85	24.59	11.35
Distributions from:
Net investment income	(0.55)	—	(0.62)	(0.43)	(0.46)
Net realized gain	(3.52)	(1.58)	(8.35)	(2.88)	(1.88)
Total distributions	(4.07)	(1.58)	(8.97)	(3.31)	(2.34)
Total increase (decrease) in net asset value	14.47	(4.37)	(0.12)	21.28	9.01
Net asset value, ending	$107.30	$92.83	$97.20	$97.32	$76.04
Total return(b)	19.96%	(2.90%)	9.00%	32.47%	16.99%
Ratios to average net assets:(c)
Net investment income	1.10%	0.86%	0.81%	0.73%	0.95%
Total expenses	0.79%	0.77%	0.75%	0.90%	0.86%
Net expenses	0.66%	0.77%	0.75%	0.81%	0.80%
Portfolio turnover	20%	13%	14%	12%	10%
Net assets, ending (in thousands)	$261,005	$13,051	$8,601	$6,148	$2,677

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP NASDAQ 100 Index Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning	$48.91	$45.59	$42.98	$32.57	$29.67
Income from investment operations:
Net investment income	0.34	0.29	0.53	0.32	0.28
Net realized and unrealized gain (loss)	2.91	3.87	7.55	11.39	4.90
Total from investment operations	3.25	4.16	8.08	11.71	5.18
Distributions from:
Net investment income	(0.26)	(0.03)	(0.57)	(0.32)	(0.24)
Net realized gain	(1.64)	(0.81)	(4.90)	(0.98)	(2.04)
Total distributions	(1.90)	(0.84)	(5.47)	(1.30)	(2.28)
Total increase (decrease) in net asset value	1.35	3.32	2.61	10.41	2.90
Net asset value, ending	$50.26	$48.91	$45.59	$42.98	$32.57
Total return(b)	6.59%	9.07%	18.66%	36.05%	17.62%
Ratios to average net assets:(c)
Net investment income	0.69%	0.61%	1.07%	0.80%	0.84%
Total expenses	0.66%	0.62%	0.63%	0.61%	0.63%
Net expenses	0.64%	0.62%	0.63%	0.61%	0.63%
Portfolio turnover	5%	8%	11%	13%	17%
Net assets, ending (in thousands)	$104,449	$93,676	$82,697	$80,774	$64,689

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP NASDAQ 100 Index Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)(b)
Net asset value, beginning	$48.91	$50.24
Income from investment operations:
Net investment income	0.18	0.06
Net realized and unrealized gain (loss)	2.93	(0.58)
Total from investment operations	3.11	(0.52)
Distributions from:
Net investment income	(0.31)	—
Net realized gain	(1.64)	(0.81)
Total distributions	(1.95)	(0.81)
Total increase (decrease) in net asset value	1.16	(1.33)
Net asset value, ending	$50.07	$48.91
Total return(c)	6.30%	(1.07%)
Ratios to average net assets:(d)
Net investment income	0.36%	0.71%(e)
Total expenses	1.48%	0.87%(e)
Net expenses	0.94%	0.87%(e)
Portfolio turnover	5%	8%
Net assets, ending (in thousands)	$1,088	$99

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c )

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Russell 2000® Small Cap Index Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012(a)
Net asset value, beginning	$69.72	$75.83	$82.34	$62.39	$57.44
Income from investment operations:
Net investment income	0.90	0.55	0.50	0.56	0.87
Net realized and unrealized gain (loss)	13.70	(4.44)	2.99	22.96	7.95
Total from investment operations	14.60	(3.89)	3.49	23.52	8.82
Distributions from:
Net investment income	(0.41)	(0.12)	(0.48)	(0.58)	(0.63)
Net realized gain	(6.48)	(2.10)	(9.52)	(2.99)	(3.24)
Total distributions	(6.89)	(2.22)	(10.00)	(3.57)	(3.87)
Total increase (decrease) in net asset value	7.71	(6.11)	(6.51)	19.95	4.95
Net asset value, ending	$77.43	$69.72	$75.83	$82.34	$62.39
Total return(b)	20.92%	(5.19%)	4.15%	37.89%	15.50%
Ratios to average net assets:(c)
Net investment income	1.25%	0.72%	0.63%	0.75%	1.40%
Total expenses	0.75%	0.79%	0.75%	0.69%	0.76%
Net expenses	0.53%	0.74%	0.74%	0.69%	0.73%
Portfolio turnover(d)	17%	14%	21%	11%	13%
Net assets, ending (in thousands)	$149,739	$119,674	$150,532	$141,111	$106,827

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d)

During the year ended December 31, 2016, the Portfolio incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Portfolio on September 23, 2016.  These sales were excluded from the portfolio turnover calculation.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Russell 2000® Small Cap Index Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012(a)
Net asset value, beginning	$70.13	$76.31	$82.79	$62.68	$57.69
Income from investment operations:
Net investment income	0.73	0.40	0.31	0.36	0.77
Net realized and unrealized gain (loss)	13.76	(4.48)	3.01	23.11	7.94
Total from investment operations	14.49	(4.08)	3.32	23.47	8.71
Distributions from:
Net investment income	(0.30)	—	(0.28)	(0.37)	(0.48)
Net realized gain	(6.48)	(2.10)	(9.52)	(2.99)	(3.24)
Total distributions	(6.78)	(2.10)	(9.80)	(3.36)	(3.72)
Total increase (decrease) in net asset value	7.71	(6.18)	(6.48)	20.11	4.99
Net asset value, ending	$77.84	$70.13	$76.31	$82.79	$62.68
Total return(b)	20.63%	(5.40%)	3.93%	37.62%	15.23%
Ratios to average net assets:(c)
Net investment income	1.00%	0.52%	0.43%	0.55%	1.23%
Total expenses	0.96%	1.01%	0.98%	0.90%	0.99%
Net expenses	0.78%	0.95%	0.95%	0.90%	0.94%
Portfolio turnover(d)	17%	14%	21%	11%	13%
Net assets, ending (in thousands)	$24,959	$17,439	$17,153	$15,007	$9,323

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d)

During the year ended December 31, 2016, the Portfolio incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Portfolio on September 23, 2016.  These sales were excluded from the portfolio turnover calculation.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP EAFE International Index Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)
Net asset value, beginning	$76.87	$78.33	$85.97	$72.87	$63.54
Income from investment operations:
Net investment income	1.88	1.63	2.24	1.70	1.70
Net realized and unrealized gain (loss)	(1.54)	(2.88)	(7.75)	13.34	9.30
Total from investment operations	0.34	(1.25)	(5.51)	15.04	11.00
Distributions from:
Net investment income	(2.28)	(0.21)	(2.13)	(1.94)	(1.67)
Total distributions	(2.28)	(0.21)	(2.13)	(1.94)	(1.67)
Total increase (decrease) in net asset value	(1.94)	(1.46)	(7.64)	13.10	9.33
Net asset value, ending	$74.93	$76.87	$78.33	$85.97	$72.87
Total return(b)	0.46%	(1.61%)	(6.44%)	20.72%	17.34%
Ratios to average net assets:(c)
Net investment income	2.50%	2.01%	2.63%	2.15%	2.51%
Total expenses	0.98%	0.95%	0.98%	0.97%	0.96%
Net expenses	0.97%	0.95%	0.98%	0.97%	0.96%
Portfolio turnover	22%	10%	28%	12%	16%
Net assets, ending (in thousands)	$124,685	$154,811	$170,425	$159,182	$142,443

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP EAFE International Index Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)
Net asset value, beginning	$77.45	$78.93	$86.41	$73.19	$65.66
Income from investment operations:
Net investment income	1.60	1.44	2.03	1.49	1.80
Net realized and unrealized gain (loss)	(1.43)	(2.90)	(7.74)	13.44	9.36
Total from investment operations	0.17	(1.46)	(5.71)	14.93	11.16
Distributions from:
Net investment income	(2.15)	(0.02)	(1.77)	(1.71)	(3.63)
Total distributions	(2.15)	(0.02)	(1.77)	(1.71)	(3.63)
Total increase (decrease) in net asset value	(1.98)	(1.48)	(7.48)	13.22	7.53
Net asset value, ending	$75.47	$77.45	$78.93	$86.41	$73.19
Total return (b)	0.24%	(1.84%)	(6.62%)	20.47%	17.05%
Ratios to average net assets (c)
Net investment income	2.11%	1.75%	2.37%	1.85%	2.66%
Total expenses	1.26%	1.24%	1.32%	1.26%	1.25%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.18%
Portfolio turnover	22%	10%	28%	12%	16%
Net assets, ending (in thousands)	$4,486	$3,906	$3,926	$3,131	$2,150

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Investment Grade Bond Index Portfolio
	Years Ended
Class I Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning	$54.84	$54.90	$53.11	$56.06	$55.50
Income from investment operations:
Net investment income	1.33	1.19	1.19	1.03	1.08
Net realized and unrealized gain (loss)	0.08	(1.17)	1.96	(2.59)	1.04
Total from investment operations	1.41	0.02	3.15	(1.56)	2.12
Distributions from:
Net investment income	(1.65)	(0.08)	(1.36)	(1.31)	(1.28)
Net realized gain	—	—	—	(0.08)	(0.28)
Total distributions	(1.65)	(0.08)	(1.36)	(1.39)	(1.56)
Total increase (decrease) in net asset value	(0.24)	(0.06)	1.79	(2.95)	0.56
Net asset value, ending	$54.60	$54.84	$54.90	$53.11	$56.06
Total return(b)	2.59%	0.04%	5.93%	(2.80%)	3.83%
Ratios to average net assets:(c)
Net investment income	2.34%	2.16%	2.17%	1.84%	2.07%
Total expenses	0.54%	0.52%	0.50%	0.50%	0.49%
Net expenses	0.46%	0.52%	0.50%	0.50%	0.49%
Portfolio turnover	10%	6%	24%	41%	43%
Net assets, ending (in thousands)	$166,414	$190,437	$211,930	$199,633	$203,442

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Investment Grade Bond Index Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)(b)
Net asset value, beginning	$54.79	$55.33
Income from investment operations:
Net investment income	1.19	0.19
Net realized and unrealized gain (loss)	0.09	(0.62)
Total from investment operations	1.28	(0.43)
Distributions from:
Net investment income	(1.71)	(0.11)
Total distributions	(1.71)	(0.11)
Total increase (decrease) in net asset value	(0.43)	(0.54)
Net asset value, ending	$54.36	$54.79
Total return(c)	2.36%	(0.78%)
Ratios to average net assets:(d)
Net investment income	2.09%	2.01%(e)
Total expenses	3.18%	0.78%(e)
Net expenses	0.71%	0.78%(e)
Portfolio turnover	10%	6%
Net assets, ending (in thousands)	$206	$99

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Volatility Managed Moderate Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)(b)
Net asset value, beginning	$15.50	$16.01	$15.17	$15.00
Income from investment operations:
Net investment income	0.24	0.23	0.29	0.21
Net realized and unrealized gain (loss)	0.78	(0.42)	0.81	0.08
Total from investment operations	1.02	(0.19)	1.10	0.29
Distributions from:
Net investment income	— (c)	(0.22)	(0.16)	(0.12)
Net realized gain	— (c)	(0.10)	(0.10)	—
Total distributions	— (c)	(0.32)	(0.26)	(0.12)
Total increase (decrease) in net asset value	1.02	(0.51)	0.84	0.17
Net asset value, ending	$16.52	$15.50	$16.01	$15.17
Total return(d)	6.61%	(1.22%)	7.25%	1.97%
Ratios to average net assets:(e)(f)
Net investment income	1.48%	1.42%	1.80%	2.10%(g)
Total expenses	0.90%	0.88%	0.93%	1.60%(g)
Net expenses	0.83%	0.83%	0.83%	0.83%(g)
Portfolio turnover	10%	21%	36%	3%
Net assets, ending (in thousands)	$110,067	$96,245	$99,765	$9,164

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Amount is less than $0.005 per share.

(d )

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f)

Amounts do not include the income or expenses of the Underlying Funds.

(g)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Volatility Managed Moderate Growth Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)(b)
Net asset value, beginning	$15.65	$16.20	$15.47	$15.00
Income from investment operations:
Net investment income	0.24	0.24	0.26	0.20
Net realized and unrealized gain (loss)	0.82	(0.61)	0.82	0.39
Total from investment operations	1.06	(0.37)	1.08	0.59
Distributions from:
Net investment income	(0.02)	(0.16)	(0.17)	(0.12)
Net realized gain	—	(0.02)	(0.18)	—
Total distributions	(0.02)	(0.18)	(0.35)	(0.12)
Total increase (decrease) in net asset value	1.04	(0.55)	0.73	0.47
Net asset value, ending	$16.69	$15.65	$16.20	$15.47
Total return(c)	6.78%	(2.29%)	6.99%	3.94%
Ratios to average net assets:(d)(e)
Net investment income	1.49%	1.48%	1.64%	2.06%(f)
Total expenses	0.94%	0.90%	1.06%	1.41%(f)
Net expenses	0.83%	0.83%	0.83%	0.83%(f)
Portfolio turnover	6%	16%	46%	6%
Net assets, ending (in thousands)	$81,859	$64,310	$35,428	$13,659

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

	Calvert VP Volatility Managed Growth Portfolio
	Years Ended
Class F Shares	December 31, 2016 (a)	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)(b)
Net asset value, beginning	$15.82	$16.60	$15.88	$15.00
Income from investment operations:
Net investment income	0.24	0.23	0.26	0.21
Net realized and unrealized gain (loss)	0.64	(0.82)	0.63	0.78
Total from investment operations	0.88	(0.59)	0.89	0.99
Distributions from:
Net investment income	—	(0.19)	(0.17)	(0.11)
Net realized gain	—	(0.00)(c)	—	—
Total distributions	—	(0.19)	(0.17)	(0.11)
Total increase (decrease) in net asset value	0.88	(0.78)	0.72	0.88
Net asset value, ending	$16.70	$15.82	$16.60	$15.88
Total return(d)	5.56%	(3.51%)	5.61%	6.59%
Ratios to average net assets:(e)(f)
Net investment income	1.48%	1.37%	1.57%	2.12%(g)
Total expenses	0.90%	0.86%	0.94%	1.25%(g)
Net expenses	0.83%	0.83%	0.83%	0.83%(g)
Portfolio turnover	10%	17%	30%	1%
Net assets, ending (in thousands)	$128,460	$113,084	$82,389	$25,709

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Amount is less than $( 0. 005) per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f)

Amounts do not include the income or expenses of the Underlying Funds.

(g)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Appendix A :  The Calvert Principles for Responsible Investment

(applies to Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio only)

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

·

Reduce the negative impact of operations and practices on the environment

·

Manage water scarcity and ensure efficient and equitable access to clean sources

·

Mitigate impact on all types of natural capital

·

Diminish climate-related risks and reduce carbon emissions

·

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

·

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

·

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

·

Promote diversity and gender equity across workplaces, marketplaces and communities

·

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

·

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

·

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

·

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

·

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

·

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

·

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

·

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

·

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

·

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

·

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

·

Demonstrate poor governance or engage in harmful or unethical practices.

·

Manufacture tobacco products.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

·

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

·

Manufacture or significant and direct involvement in the sale of firearms and/or ammunition.

·

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

·

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

·

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2746

Calvert Office:

4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Principal Underwriter

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room at 100 F Steet, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No: 811-03591 Calvert Variable Series, Inc. (Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio)

No: 811-04000 Calvert Variable Products, Inc. (Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 ® Small Cap Index Portfolio, Calvert VP EAFE International Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio, and Calvert VP Volatility Managed Growth Portfolio)

5.1.17

Printed on recycled paper using soy or vegetable inks

Calvert Variable Products Portfolios

Prospectus dated May 1, 2017

STATEMENT OF
ADDITIONAL INFORMATION
May 1, 2017

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Mid Cap Portfolio

Calvert VP SRI Balanced Portfolio

CALVERT VARIABLE PRODUCTS, INC.

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP Nasdaq 100 Index Portfolio

Calvert VP Russell 2000 ® Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio

4550 Montgomery Avenue
Bethesda, Maryland 20814
1-800-368-2745

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of the applicable Portfolio (collectively referred to as the “Portfolios”) of Calvert Variable Series, Inc. or Calvert Variable Products, Inc. (each a “ Corporation ” and collectively, the “ Corporations ”) dated May 1, 2017.   Each Portfolio’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Portfolio at the above address, calling the Portfolio at (800) 368-2745, or visiting our website at www.calvert.com.

Although each Portfolio offers only its shares of beneficial interest, it is possible that a Portfolio (or Class) might become liable for a misstatement or omission in this SAI regarding another Portfolio (or Class) because the Portfolios use this combined SAI.

Cavlert Vairable Products Portfolios

2

SAI dated May 1, 2017

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Capitalized terms not defined in this SAI have the same meaning as in the Prospectus.

Foreign Securities

Each Portfolio may invest directly (or indirectly through an underlying security) in foreign securities. EAFE International Index may invest up to 100% of its net assets in foreign securities. Investments in foreign securities may present risks not typically involved in domestic investments. A Portfolio (with the exception of Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio (each, “Moderate”, “Moderate Growth” or “Growth ”, respectively)) may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Portfolios (other than Investment Grade Bond Index) and the underlying ETFs (if applicable) may invest in American Depositary Receipts (“ADRs”). The Portfolios may also invest in other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends.  Less information is normally available on unsponsored ADRs.  By investing in ADRs rather than directly in foreign issuers’ stock, the Portfolios and the underlying ETFs (if applicable) may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs represent ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Portfolios or the underlying ETFs (if applicable) change investments from one country to another or convert foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Britain’s Exit from the European Union (BREXIT).  In June 2016, the United Kingdom (UK) voted via referendum to leave the European Union (EU), leading to significant political, economic and legal uncertainty.  It is expected that BREXIT will take place in March 2019.  However, there is still uncertainty relating to the potential consequences and specific timeline of the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the BREXIT will increase the likelihood of other countries also departing the EU.  During this period of uncertainty, the negative impact on the UK and EU economy and the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

Foreign Governmental and Supranational Debt Securities

Investments in debt securities of governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws, economic development, and humanitarian, political or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external

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indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank and the European Economic Community.

Emerging Market Securities

Investing in emerging markets and in particular, in those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. For Moderate, Moderate Growth and Growth Portfolios , emerging market can be defined as any country (other than the United States or Canada) that is not included in the MSCI Europe, Australasia, Far East (“EAFE”) (Standard) Index.  Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Portfolio’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Portfolio’s income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Forward Foreign Currency Contracts (all Portfolios with the exception of Moderate, Moderate Growth and Growth Portfolios )

Since an investment in the securities of an issuer domiciled in a foreign country usually involves the currency of that foreign country, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Portfolio may have exposure to a particular foreign currency from the securities it holds and the Adviser and/or Sub-Adviser may anticipate a substantial decline or increase in the value of that currency against another currency. Similarly, a Portfolio may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Portfolio’s applicable benchmark. Under such circumstances, a Portfolio may enter into a forward contract to sell or buy, as applicable, the amount of the foreign currency, approximating the value of some or all of a Portfolio’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an

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effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. With respect to each of S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index and Investment Grade Bond Index, the Adviser or Sub-Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Portfolio will have more than 20% of the value of its net assets committed to the consummation of such contracts. SRI Balanced does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

In general, a Portfolio covers its daily obligation requirements for outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities, financial instruments or foreign currencies. To the extent that a Portfolio is not able to cover its cash-settled forward currency positions with such underlying assets, the Portfolio earmarks or segregates cash equal to its daily marked-to-market net obligation under the forward currency contract. To the extent that a Portfolio is not able to cover forward currency positions that may be physically settled, the Portfolio earmarks or segregates cash equal to the difference between the purchase price due on the settlement date and any partial cover held by the Portfolio.  If the value of the securities used to cover a position or the value of earmarked or segregated assets declines, a Portfolio will find alternative cover or earmark or segregate additional cash or other liquid assets on a daily basis so that the value of the earmarked or segregated assets will be equal to the amount of such Portfolio’s commitments with respect to such contracts.

Variable Rate Obligations and Demand Notes (Moderate, Moderate Growth and Growth Portfolios only)

Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of variable rate obligations and demand notes and, consequently, of the shares of the Portfolios or the underlying ETFs that invest in such securities. However, if interest rates decline, the yield of these securities will decline, causing the Portfolios and the underlying ETFs that hold such securities to forego the opportunity for capital appreciation.

Variable rate demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Tracking the Index (Moderate, Moderate Growth and Growth Portfolios only)

The process used by each underlying ETF to attempt to track the applicable index within its expected tracking error limit relies on assessing the difference between the ETF’s exposure to factors which influence returns and the index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the ETF. The extent to which the total risk characteristics of the ETF vary from that of the index is active risk or tracking error.

Small-Cap Issuers

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of ownership by company insiders.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

The small cap issuers in which an underlying ETF (if applicable) invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, an underlying ETF that holds micro-cap securities may involve considerably more risk of loss and its returns may differ significantly from ETFs that do not invest in micro-cap securities.

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Mid-Cap Issuers

The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Large-Cap Issuers

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Issuer Non-Diversification Risk

Nasdaq 100 Index is non-diversified and may focus its investments on a small number of issuers. A fund that is “non-diversified” may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence affecting these issuers than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Trust Preferred Securities

SRI Balanced may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike traditional preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes.

Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Trust preferred securities prices fluctuate for several reasons , including changes in investors’ perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also (a) sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment, and (b) subject to the risk that they may be called for redemption in a falling interest rate environment.

Municipal Securities

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that SRI Balanced may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including

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general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

Asset-Backed Securities

SRI Balanced, Investment Grade Bond Index , Moderate, Moderate Growth and Growth Portfolios may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Collateralized Mortgage Obligations

SRI Balanced, Investment Grade Bond Index and Moderate, Moderate Growth and Growth Portfolios each may invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are collateralized bonds that are general obligations of the issuer of the bonds.  CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages.  The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued.  Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO.  This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of interest and principal are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

The Federal Home Loan Mortgage Corporation (“FHLMC”) has introduced a CMO which is a general obligation of FHLMC.  This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Investment Grade Bond Index may also invest in another CMO class known as leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

Interest Only and Principal Only Mortgage-Backed Securities

SRI Balanced, Investment Grade Bond Index, Moderate, Moderate Growth and Growth Portfolios each may also invest in a variety of riskier mortgage-backed securities, including Interest Only (“IO”) and Principal Only (“PO”) securities. IO instruments are entitled to receive only interest payments made on the underlying mortgages or mortgage-backed securities, while PO instruments are entitled to receive only principal payments made on the underlying mortgages or mortgage-backed securities. IO instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of payments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. IO securities are subject to prepayment risk, which is the risk that payments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

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PO instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of payments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster payments result in a higher rate of return when the face value of the security is paid back sooner than expected. PO securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of payments and will delay the final payment date. Investment Grade Bond Index limits investments in IO and PO securities, together with inverse floaters, to no more than 5% of its total assets.

Leveraged Loans

SRI Balanced, Moderate, Moderate Growth and Growth Portfolios may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and a potential decrease in the net asset value (“NAV”) of the Portfolios . Although leveraged loans are generally secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Portfolio’s or the underlying ETF’s (if applicable) access to the collateral may be limited by bankruptcy and, therefore, the Portfolio or underlying ETF could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and a Portfolio or the underlying ETF may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Many loans are not registered with the SEC or any state securities commission and are not often rated by any nationally recognized statistical rating organization (“NRSRO”). Generally , there is less readily available, reliable information about most loans than is the case for many other types of securities.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders. such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations.  Such legislation or regulations may impose additional requirements or restrictions on the ability of financial institutions to make loans and thereby reduce the availability of leveraged loans for investment.

Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, there is typically less public information available about a specific loan than there would be if the loan were registered or traded on exchange. Loans may also not be considered “securities,” and purchasers, such as the Portfolios , may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower.

The Portfolios may come into possession of material non-public information about a borrower as a result of its ownership of a loan or other debt instrument of such borrower. Because of prohibitions on trading in securities of issuers while possessing such information, the Portfolios might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Loans trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold.  These restrictions may (i) impede a Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by a Portfolio; (iv) impede a Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose a Portfolio to adverse tax or regulatory consequences. A Portfolio’s transactions in loans may take longer than seven days to settle, which may affect a Portfolio’s process for meeting redemptions. A Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Risks of Loan Assignments and Participations (All Portfolios except Moderate, Moderate Growth and Growth Portfolios ).  As the purchaser of an assignment, a Portfolio typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, a Portfolio may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations

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acquired by a Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning counterparty. In addition, if the loan is foreclosed, a Portfolio could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. A Portfolio may be required to pass along to a purchaser that buys a loan from a Portfolio by way of assignment a portion of any fees to which the Portfolio is entitled under the loan. In connection with purchasing participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Portfolio will be subject to the credit risk of both the borrower and the counterparty that is selling the participation. In the event of the insolvency of the counterparty selling a participation, the Portfolio may be treated as a general creditor of the counterparty and may not benefit from any set-off between the counterparty and the borrower.

Risk of Investing in Loans to Non-U.S. Borrowers (All Portfolios except Moderate , Moderate Growth and Growth Portfolios).  A Portfolio may invest all or a portion of its assets in loans of non-U.S. borrowers. A Portfolio’s investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Short-Term Instruments

Each Portfolio may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that are determined to be of comparable quality to obligations of U.S. banks; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Inflation-Indexed and Inflation-Adjusted Securities (Moderate, Moderate Growth and Growth Portfolios only)

The Portfolios or the underlying ETFs may invest in inflation-indexed bonds or inflation adjusted securities. Inflation indexed and adjusted securities are fixed income securities whose principal value or interest income is periodically adjusted based (directly or indirectly) on the rate of inflation. The U.S. Treasury and other issuers use a structure that adjusts the principal value of the bond based on the rate of inflation. Other issuers adjust the coupon that is used to determine the periodic interest payment using an inflation adjustment.

Inflation-indexed securities currently issued by the U.S. Treasury (“TIPS”) have maturities of five, ten or thirty years. However, it is possible that securities with other maturities may be issued. TIPS pay, on a semi-annual basis, interest equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS will pay the greater of the adjusted principal or the original principal, creating a guarantee with respect to the original bond principal, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed or adjusted securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between current stated (or nominal) interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-indexed or adjusted securities. Conversely, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise and lead to a decrease in the value of inflation-indexed or adjusted bonds. Accordingly, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.

Adjustments for TIPS are based on the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Other inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Other domestic issuers of inflation adjusted securities may utilize other measures and indications of inflation. There can be no assurance that the CPI-U or any other foreign

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or domestic inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but are not limited to, U.S. government and agency obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.  Moderate, Moderate Growth and Growth Portfolios’ investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

SRI Balanced,  Moderate, Moderate Growth and Growth Portfolios may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks (“Yankee” instruments) and obligations of foreign branches of U.S. banks (“Eurodollar” instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See “Foreign Securities” in "Supplemental Information on Principal Investment Policies and Risks ."

The Portfolios’ investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Certificates of Deposit

Each Portfolio may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Portfolio’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Portfolio may not be fully insured.

Bankers’ Acceptances

Each Portfolio and certain underlying ETFs (if applicable) may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

Bank Time Deposits

Each Portfolio and certain underlying ETFs (if applicable) may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Commercial Paper

Each Portfolio and certain underlying ETFs (if applicable) may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Portfolio or the underlying ETF and a corporation. There is no secondary market for the notes. However, they are redeemable by a Portfolio or an underlying ETF at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Portfolio’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Repurchase Agreements

Repurchase agreements are arrangements in which a Portfolio or an underlying ETF (if applicable) buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

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Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security.  If the seller defaults on its obligation to repurchase the applicable security and the value of that security declines, a Portfolio or an underlying ETF (if applicable) may incur a loss and may incur expenses in selling that security.

The Portfolios will apply certain investment standards to help mitigate these risks, but the underlying ETFs may or may not have comparable standards.  The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser under the direction and supervision of the Portfolios’ Board of Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the applicable security and will monitor the market value of the applicable security during the term of the agreement. If the value of the applicable security declines and is not at least equal to the repurchase price due to a Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid. SRI Balanced (fixed income portion) may invest in repurchase agreements without limit. SRI Mid Cap and SRI Balanced (equity portion) may each invest up to 10% of their respective net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes.

Reverse Repurchase Agreements

Each Portfolio may invest in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio or an underlying ETF (if applicable) sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Portfolio or an underlying ETF invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. Generally, a Portfolio or an underlying ETF intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Portfolio or the underlying ETF plans to invest the proceeds exceeds the amount the Portfolio or the underlying ETF will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Portfolios will apply certain investment standards when entering into reverse repurchase agreements, but the underlying ETFs (if applicable) may or may not have comparable standards.

The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, and the agreement has a specified repurchase price, a Portfolio will earmark or segregate liquid assets at least equal in value to the Portfolio’s obligations under the reverse repurchase agreement (inclusive of interest charges).

During the time a reverse repurchase agreement is outstanding, and the agreement does not have a specified repurchase price, a Portfolio will earmark or segregate liquid assets at least equal in value to the proceeds received by the Portfolio on any sale subject to repurchase (plus accrued interest).

The Portfolios will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

A Portfolio’s or an underlying ETF’s (if applicable) use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio or the underlying ETF may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by a Portfolio or the underlying ETF under the agreement, the Portfolio or the underlying ETF may have been better off had it not entered into the agreement. However, the Portfolios will enter into reverse repurchase agreements only with banks and dealers which the Adviser believes present minimal credit risks under guidelines adopted by the Portfolios’ Board of Directors. Each of SRI Mid Cap and SRI Balanced may invest up to 10% of its net assets in reverse repurchase agreements, and each of S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index and Investment Grade Bond Index may invest up to 5% of its total assets, in reverse repurchase agreements.

Below Investment Grade Debt Securities

Below investment grade debt securities are lower quality debt securities (generally those rated BB+ or lower by Standard & Poor’s Ratings Services (“S&P”) or Ba1 or lower by Moody’s Investors Service (“Moody’s”), known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix C for a description of the ratings.  Unless otherwise stated in the Prospectus, a Portfolio considers a security to be

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investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Adviser or Sub-Adviser ..  Below investment grade debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities are usually not attractive to as many buyers as rated securities are, which may make them less marketable.

Acquired Funds and Notes

The Portfolios may invest in exchange-traded funds (“ETFs”) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and real estate investment trusts (“REITs ”) ( collectively, the “Acquired Funds”). Any Index-based Portfolio may invest in shares of an ETF or unit investment trust, which is currently in existence or is created in the future, that is designed to track the performance of the Portfolio’s underlying Index.

Exchange-Traded Funds.  The Portfolios may invest in ETFs. Moderate, Moderate Growth and Growth Portfolios seek to achieve their investment objective by investing primarily in ETFs or underlying  ETFs .  ETFs are shares of unit investment trusts or, more commonly, open-end investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks or fixed income securities selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day’s next calculated NAV.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

SRI Mid Cap may purchase shares of ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s applicable benchmark. For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Adviser and/or Sub-Adviser decides to make other permissible investments.  Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to raise cash.

The sustainable and socially responsible investment criteria of any Portfolio will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, a Portfolio could have indirect exposure to a company that does not meet the Portfolio’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Portfolio.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of any Portfolio and (iii) will be used principally to help reduce deviations from the applicable Portfolio’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index), (iii) tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Portfolios.  Therefore, a Portfolio’s purchase of an ETF results in the layering of expenses, such that Portfolio shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Exchange-Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC), such as a Portfolio, can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2) of the Internal Revenue Code.

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Real Estate Investment Trusts.  The Portfolios may invest in investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITs, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended (the “1940 Act”). If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Rights and Warrants.  See also “Derivatives” herein. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Securities With Equity And Debt Characteristics

Securities that have a combination of equity and debt characteristics may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

Illiquid Securities

Each of SRI Mid Cap, SRI Balanced, Moderate, Moderate Growth and Growth Portfolios may not invest more than 15% of the value of its net assets in securities that at the time of the purchase are illiquid. Each of S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index and Investment Grade Bond Index may not invest more than 10% of the value of its total assets in illiquid securities. Certain of the underlying ETFs may be able to invest in illiquid securities and such investments may be subject to certain limitations.  The Adviser will monitor the amount of illiquid securities in each Portfolio, under the supervision of the Board, to ensure compliance with the Portfolio’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, a Portfolio and certain of the underlying ETFs, if applicable, may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Portfolios, and the underlying ETFs, if applicable, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of

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Rule 144A securities, that any such securities held by a Portfolio are liquid, they will not be subject to the Portfolio’s limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Adviser the daily function of determining the liquidity of restricted securities.  Each Portfolio’s Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Portfolio’s Board.

Closed-end Investment Companies.  The Portfolios may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are often then listed for trading on an exchange and, in some cases, may be traded in over-the-counter markets. Because shares of closed-end funds generally cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a mutual fund), investors may be limited to buying and selling shares of closed-end funds in the secondary market.

A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or Sub-Adviser , based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Portfolio. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

After their initial public offering, the shares of many closed-end funds frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. A market discount may be due in part to the investment objective of long-term appreciation sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to a market discount.

A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Limitations on Investing in Other Investment Companies.  Section 12(d)(1) of the 1940 Act generally prohibits a Portfolio from acquiring: (i) more than 3% of another open-end investment company’s voting stock; (ii) securities of another open-end investment company with a value in excess of 5% of a Portfolio’s total assets (“5% Limit”); or (iii) securities of such other open-end investment company and all other open-end investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio’s total assets (“10% Limit”). In addition, Section 12(d)(1) generally prohibits another open-end investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other open-end investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. Some underlying ETFs have obtained exemptive orders permitting other investment companies, such as the Portfolios, to acquire their securities in excess of the Section 12(d)(1) limits of the 1940 Act.   However, the Portfolios may choose to rely on them in the future, and if they do so choose, they will comply with the conditions specified in such exemptive orders at that time. Otherwise, each Portfolio’s ETF investments will comply with Section 12(d)(1) of the 1940 Act.

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Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public offering price which includes a sales load of more than 1½%. An investment company that issues shares to a Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. When the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, Section 12(d)(1)(F) also requires the Portfolio (or the Adviser or Sub-Adviser acting on behalf of the Portfolio) to either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Each Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any open-end investment company or ETF pursuant to Section 12(d)(1)(F). Accordingly, when affiliated persons (such as other Portfolios ) hold shares of any of the open-end investment companies or ETFs, a Portfolio’s ability to invest fully in shares of those open-end investment companies or ETFs is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. Section 12(d)(1)(F) of the 1940 Act also provides that an open-end investment company or ETF whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio (to the extent that the Portfolio seeks redemption of those shares) only in an amount up to 1% of the open-end investment company’s outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an open-end investment company’s or ETF’s outstanding securities therefore, may under certain circumstances be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.  However, each Portfolio generally will trade open-end investment company or ETF shares on secondary markets, and will look to those secondary markets for the purpose of determining whether the underlying open-end investment companies or ETFs are readily marketable.

Further, each Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limit and the 10% Limit, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Under certain circumstances an open-end investment company or ETF may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Portfolio may hold securities distributed by an open-end investment company or ETF until the Adviser or Sub-Adviser determines that it is appropriate to dispose of such securities.

To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Portfolio from allocating its investments in the manner that the Adviser or Sub-Adviser considers optimal, or may cause the Adviser or Sub-

Adviser to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) providing similar exposure as an alternative. The Portfolios may also invest in Stock Baskets when the Adviser or Sub-Adviser believes they represent more attractive opportunities than comparable Acquired Funds.

Derivatives

A Portfolio may use various techniques to increase or decrease exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of a Portfolio or an underlying ETF if applicable. Generally, each Portfolio can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Portfolio’s portfolio securities holdings. If the Adviser and/or Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio or an underlying ETF and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.  Derivatives may result in loss of principal.

Additional government regulation of derivative instruments may limit or prevent a Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict a Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule

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are not fully known and may not be known for some time. The proposed rule also may make the management of a Portfolio costlier and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Options and Futures Contracts

Each Portfolio may purchase put and call options on securities and may employ a variety of option combination strategies using long and short options positions. In addition, each Portfolio may write covered call options and secured put options on securities which are consistent with the respective Portfolio’s investment objective, strategies and policies, and which meet the Portfolio’s sustainable and socially responsible investment criteria (as applicable). Each Portfolio may also engage in the purchase and sale of futures contracts, including interest rate futures contracts. In addition, each Portfolio may purchase put or call options on such futures contracts, and each Portfolio may write covered call options and secured put options on such futures contracts. Each Portfolio’s use of options and futures is described more fully below.

Each of S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index , Investment Grade Bond Index and Moderate, Moderate Growth and Growth Portfolios may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts, subject to each Portfolio’s non-fundamental investment restrictions. Each of these Portfolios may invest up to 20% of its assets in such futures and/or options contracts.

The Portfolios may engage in such transactions only for hedging purposes, including hedging of a Portfolio’s cash position or protecting the price or interest rate of securities that the Portfolio intends to buy. They may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price. This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by a Portfolio for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  A Portfolio will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may only buy call options to implement the volatility management strategy (in the case of Moderate, Moderate Growth and Growth Portfolios ), to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Portfolio intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  A Portfolio may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio.  The underlying ETFs, to the extent they purchase call options, may be subject to different limitations.

Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security,

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because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may purchase put options to implement the volatility management strategy (in the case of Moderate, Moderate Growth and Growth Portfolios ), to protect portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  The underlying ETFs, to the extent they purchase put options, may be subject to different limitations.

Writing Options.  The Portfolios and certain of the underlying ETFs may write certain types of options.  Writing options means selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, a Portfolio may only write covered call options and secured put options, which mitigate these substantial risks.  A call option is deemed covered if the underlying fund owns the security.  A put option is deemed “secured” if a Portfolio has segregated cash or securities having an aggregate value equal to the total purchase price the Portfolio will have to pay if the put option is exercised.  The underlying ETFs, to the extent they write call or put options, may be subject to different limitations.

Call Options.  A Portfolio or an underlying ETF, if applicable, that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because a Portfolio or an underlying ETF is obligated to sell that security at the exercise price, this strategy also limits the Portfolio’s or the underlying ETF’s ability to benefit from an increase in the price of the security above the exercise price.

Each Portfolio may write covered call options on securities. This means that as long as a Portfolio is obligated as the writer of a call option, the Portfolio will own the underlying security.  A Portfolio may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of a Portfolio and thus reduce declines in the NAV per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause a Portfolio to forgo future appreciation of the securities covered by the option. A Portfolio’s turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the Portfolio has not entered into a closing purchase transaction. When a Portfolio writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.  A Portfolio or an underlying ETF (if applicable) that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Portfolio’s or the underlying ETF’s acquisition cost for that security.  A Portfolio or an underlying ETF that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Portfolio or underlying with a partial buffer against a price increase, while providing the Portfolio or the underlying ETF with an opportunity to acquire the security at the lower exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against a Portfolio or an underlying ETF at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

A Portfolio may only write secured put options, which requires the Portfolio to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, a Portfolio will have to segregate additional assets.  When a Portfolio writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options.  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

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A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Portfolio against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if a Portfolio held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   A Portfolio or an underlying ETF (if applicable) may purchase and write put and call options in standard contracts traded on national securities exchanges (on securities of issuers which meet the respective Portfolio’s sustainable and socially responsible investment criteria, as applicable) and on foreign currencies. Options exchanges may provide liquidity in the secondary market. There can be no assurance that such a secondary market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent a Portfolio or an underlying ETF from closing an options position, which could impair the Portfolio’s or the underlying ETF’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Portfolio’s or the underlying ETF’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Over-the-Counter (“OTC”) Options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a Portfolio has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to OTC options.

Futures Transactions.  The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Adviser and/or Sub-Adviser , such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with a Portfolio being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

When entering into a futures contract that does not settle in cash (a physically settled futures contract), a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract.  For asset segregation purposes, physically settled futures contracts will be treated like cash settled futures contracts.  A Portfolio may enter into an arrangement with a futures commission merchant to avoid the Portfolio taking physical delivery under the contract.

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The Portfolios can use these practices only for hedging purposes and not for speculation or leverage. If the Adviser and/or Sub-Adviser judge market conditions incorrectly or employ a strategy that does not correlate well with a Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

With respect to SRI Balanced, the purchase and sale of futures contracts is for the purpose of hedging the Portfolio’s holdings of long-term debt securities. Futures contracts based on U.S. Government securities and Government National Mortgage Association (“GNMA”) certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities held by a Portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the NAV of the Portfolio from declining as much as it otherwise would have. Thus, if the Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio’s cash reserves could then be used to buy long-term securities in the cash market. The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline.

Moderate, Moderate Growth and Growth Portfolios may purchase and sell futures contracts in accordance with the principal investment strategies discussed in the prospectus and under the supervision of the investment adviser and the applicable sub-adviser.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

A financial futures contract is an agreement between two parties to buy and sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, stock, commercial paper and bank certificates of deposit or the cash value of a financial instrument or index at a specified future date at a price agreed upon when the contract is made. The value of a unit of a stock index future is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Portfolio is required to deposit an initial margin with the custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor its future commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying financial instrument fluctuates.  Because the value of an index future depends primarily on the value of the applicable underlying index, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because an underlying ETF may not be invested in precisely the same proportion as its respective index (such as the S&P 500 or S&P MidCap 400), it is likely that the price changes of a Portfolio's index futures positions will not exactly correspond to the price changes of the Portfolio's investments in the related underlying ETF.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodity Futures Trading Commission ("CFTC"). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.  The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Options on Futures Contracts.    A Portfolio may purchase put or call options, write secured put options or write covered call options on, futures contracts that the Portfolio could otherwise invest in. Each of S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index and Investment Grade Bond Index may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts, subject to each Portfolio’s non-fundamental investment restrictions. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position.

Moderate, Moderate Growth, and Growth Portfolios may invest in options on futures contracts to implement the volatility management strategy while all Portfolios may invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

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Certain of the underlying ETFs may be able to purchase put or call options on futures contracts, although such activities may be subject to certain limitations.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Foreign Currency Futures Transactions. (All Portfolios except Moderate, Moderate Growth and Growth Portfolios )  Through the purchase or sale of these contracts and options, a Portfolio may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See “Forward Foreign Currency Contracts” above.

Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Regulatory Limitations.  The Adviser to the Portfolios has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Adviser can claim an exclusion with respect to a Portfolio if the Portfolio, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a Portfolio’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the Portfolio’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).  If a Portfolio’s use of futures contracts does not comply with these limits, then the Adviser and/or Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Portfolios’ commodity pool operator or commodity trading advisor, and the Portfolio would be subject to regulation under the Commodity Exchange Act. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

The Portfolios generally intend to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.

In instances involving the purchase of futures contracts that allow for physical settlement (e.g., futures on Treasury securities), or call options thereon, or the writing of put options thereon, by the Portfolios, liquid assets, equal to 100% of the purchase price of the futures contracts and options thereon (less any related margin deposits), will be earmarked or segregated by the Portfolio’s custodian to cover the position.

In instances involving the purchase of cash-settled futures contracts, or call options thereon, or the writing of put options thereon, by the Portfolios , liquid assets securities equal to the Portfolio’s daily marked-to-market net obligation, if any, of the futures contracts and options thereon (less any related margin deposits) will be earmarked or segregated by the Portfolio’s custodian to cover the position.

Additional Risks of Options and Futures Contracts.  If a Portfolio or an underlying ETF (as applicable) has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Portfolio or the underlying ETF may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio or an underlying ETF has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Portfolio or the underlying ETF may decline. If this were to occur a Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

A Portfolio can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Portfolios intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or

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option at any particular time. This might prevent the Portfolios from closing a futures position or an option on a futures contract, which could require a Portfolio to make daily margin payments in the event of adverse price movements. If a Portfolio cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet a Portfolio’s sustainable and socially responsible investment criteria (as applicable), any such hedge position taken by the Portfolio will not constitute a direct ownership interest in the underlying securities.

Lending Portfolio Securities

A Portfolio and certain underlying ETFs (as applicable) may lend portfolio securities to certain financial institutions and broker/dealers, provided the aggregate value of the securities loaned by a Portfolio or an underlying ETF will not exceed 33 1/3% of its total assets.

Each such loan made by a Portfolio must be secured continuously in the form of cash or securities issued or guaranteed by the U.S. Government. Unless market practice otherwise permits, the collateral for each loan made by a Portfolio will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, is marked to market on a daily basis.  A Portfolio that has made a loan must be able to terminate the loan upon notice at any time, subject to the normal settlement period for the applicable security. Each Portfolio will seek to exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including responsible investment matters.

The advantage of a securities loan is that a lender continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral, which may be invested in accordance with the Portfolio’s or the underlying ETF’s investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Portfolio will make loans of its portfolio securities only to those firms the Adviser and/or Sub-Adviser deem creditworthy and only on terms the Adviser and/or Sub-Adviser believe should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the applicable Portfolio or underlying ETF. A Portfolio or an underlying ETF will recognize any gain or loss in the market value of the securities during the loan period. A Portfolio may pay reasonable custodial fees in connection with the loan.

Swap Agreements

SRI Balanced may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Portfolio will only enter in swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Adviser.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market variables, the investment performance of the Portfolio may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that the Portfolio may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Portfolio would bear the losses resulting from the credit event. The Portfolio will only invest in credit default swaps for hedging purposes.

To the extent a Portfolio sells or writes credit default swaps, the Portfolio will earmark or segregate cash or assets determined to be liquid by the Portfolio, or enter into offsetting positions, with a value at least equal to the full notional amount of the reference asset(s) that underlies the contract.

To the extent a Portfolio purchases credit default swaps, the Portfolio will earmark or segregate cash or assets determined to be liquid by the Portfolio, or enter into offsetting positions, with a value at least equal to 100% of the Portfolio’s potential exposure under the swap agreement (including the amount of payments due under the swap, any termination fee and either the referenced security or an amount equal to its market value).

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U.S. Government-Sponsored Obligations

SRI Balanced and Investment Grade Bond, Moderate, Moderate Growth and Growth Portfolios may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) and FHLMC, commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA’s guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC’s guarantee is backed by reserves set aside to protect holders against losses due to default.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

It is not known when or how the conservatorships will be terminated or what changes to FNMA and FHLMC’s business structures will be made during or following the termination of the conservatorships.  However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of FNMA and FHLMC or the privatization of such firms.  On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce FNMA’s and FHLMC’s role in the market and ultimately wind down both firms.

U.S. Government-Backed Obligations

The Portfolios and the underlying ETFs (as applicable) may invest in obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Ginnie Maes.  SRI  Balanced, Investment Grade Bond, Moderate, Moderate Growth and Growth Portfolios may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

U.S. Treasury Obligations.  Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Zero-Coupon and Payment-In-Kind Bonds

Investment Grade Bond Index may invest in zero-coupon bonds.  A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Because there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Investment Grade Bond Index may invest in payment-in-kind bonds. Payment-in-kind (“PIK”) bonds are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an

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amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds

Investment Grade Bond Index may invest in convertible bonds. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

Concentration Risk (applies to Nasdaq 100 Index)

Nasdaq 100 Index will invest primarily in the common stocks of the companies that comprise the NASDAQ-100 Index. The NASDAQ-100 Index is an unmanaged index of common stocks comprised of 100 common stocks of the largest domestic and international non-financial companies in the broader NASDAQ Composite Index based on market capitalization. A downturn in the industries represented in the NASDAQ-100 Index would impact the Portfolio more than a portfolio that does not concentrate in these industries.

Leverage

In leveraged transactions, borrowing magnifies the potential for gain or loss on the Portfolio’s securities holdings and therefore, if employed, increases the possibility of fluctuation in the Portfolio’s NAV.

Any use of leverage by a Portfolio is premised generally upon the expectation that the Portfolio will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Portfolio incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if a Portfolio incurs capital losses, the return of the Portfolio will be less than if leverage had not been used.  The Adviser may determine to maintain a Portfolio’s leveraged position if it expects that the long-term benefits to the Portfolio’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

fluctuations in interest rates on borrowings and short-term debt; and

the potential for a decline in the value of an investment acquired with borrowed funds, while a Portfolio’s obligations under such borrowing remain fixed. If interest rates rise or if a Portfolio otherwise incurs losses on its investments, the Portfolio’s NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  A Portfolio also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in a Portfolio being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Portfolio’s ability to pay dividends and distributions on its shares in certain instances.  A Portfolio may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Adviser does not anticipate that these covenants or restrictions will adversely affect its ability to manage a Portfolio’s holdings in accordance with the Portfolio’s investment objective and policies.  Due to these covenants or restrictions, a Portfolio may be forced to liquidate investments at times and at prices that are not favorable to the Portfolio, or to forego investments that the Adviser otherwise views as favorable.

To reduce its borrowings, a Portfolio might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Portfolio expense that it would not otherwise incur, a Portfolio may have less net investment income during periods when its borrowings are substantial.  The interest paid by a Portfolio on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, each Portfolio will limit its borrowings as described in the “Investment Restrictions.”

Volatility and Leverage. (Moderate, Moderate Growth and Growth Portfolios only) The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies, national and international policies, and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with

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little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to a Portfolio. For example, if at the time of purchase, 10% of the value of a futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract an amount of cash, U.S. Government securities or other liquid securities equal in value to the current notional value of the underlying instrument less the margin deposit.

Liquidity. (Moderate, Moderate Growth and Growth Portfolios only) A Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. A Portfolio would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Portfolio may close its positions by taking opposite positions which would operate to terminate a Portfolio's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to a Portfolio, and the Portfolio would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the ETFs and/or other securities held by a Portfolio (“Portfolio Investments”), the Portfolio would continue to hold such Portfolio Investments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the Portfolio Investments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the Portfolio Investments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. (Moderate, Moderate Growth and Growth Portfolios only)  A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Portfolios of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the Portfolio Investments that are the subject of the hedge. The Adviser or applicable Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio Investments that are the subject of the hedge.

Successful use of futures contracts by the Portfolios for hedging purposes is also subject to the Adviser's and/or Sub-Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or Portfolio Investments on which the futures are written might advance and the value of the Portfolio Investments might decline. If this were to occur, a Portfolio would lose money on the futures and also would experience a decline in value in its Portfolio Investments. However, while this might occur to a certain degree, the Adviser and Sub-Adviser believe that over time the value of Portfolio Investments will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the Portfolio Investments that are the subject of the hedge. It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the Portfolio Investments) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those Portfolio Investments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio had insufficient cash, it might have to sell Portfolio Investments to meet daily variation margin requirements. Such sales of Portfolio Investments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Portfolio might have to sell Portfolio Investments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the Portfolio Investments being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the Portfolio Investments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit

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requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the Portfolio Investments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the Portfolio Investments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser or Sub-Adviser might not result in a successful hedging transaction over a short time period.

Charitable Contributions

On occasion, SRI Mid Cap or SRI Balanced may make de minimis charitable contributions to groups intended to further the Portfolio’s responsible investment criteria, including but not limited to educating investors about responsible investing.

ADDITIONAL RISK DISCLOSURE

Financial Markets Risk

Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios.  The Adviser and each Sub-Adviser generally will take these and other economic conditions into consideration when making investment decisions for a Portfolio and will seek to manage the Portfolio in a manner consistent with achieving that Portfolio’s investment objective, but there can be no assurance that the Adviser or Sub-Adviser will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies by Portfolio service providers, such as the Internet to conduct business, each Portfolio is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Portfolios’ investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Portfolios invest , have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Portfolios’ ability to calculate their NAV, impediments to trading, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While various Portfolio service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Portfolios cannot control the cyber security plans and systems put in place by service providers to the Portfolios and issuers in which the Portfolios invest. The Portfolio and their shareholders could be negatively impacted as a result.

Operational Risk

The Portfolios’ service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Portfolios .. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Portfolios’ in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Portfolio service providers to identify all of the operational risks that may affect the Portfolios or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

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Borrowing for Temporary Purposes

The Portfolios may borrow for temporary purposes (to finance the purchase or sale of securities for prompt delivery or finance the redemption of shares). The Portfolios’ ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Portfolios’ ability to borrow under the arrangements. Each Portfolio is limited on how much it may borrow under the credit arrangements. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Portfolios under the credit arrangements are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lender may have the right to cause a liquidation of Portfolio assets and, if any such default is not cured, the lender may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If a Portfolio does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because each Portfolio is a party to joint credit arrangements, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Portfolios ..

INVESTMENT RESTRICTIONS

SRI Mid Cap and SRI Balanced

Each Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio as defined in the 1940 Act.  A “majority of the outstanding shares” is defined in the 1940 Act as the lesser of (i) 67% or more of the voting shares present or represented by proxy at a meeting, if the holders of more than 50% of outstanding voting shares are present or represented by proxy, or (ii) more than 50% of outstanding voting shares.

1.

[Reserved.]

2.

Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

3.

Each Portfolio may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed).

4.

Each Portfolio may not underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting.

5.

Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that SRI Mid Cap may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

6.

No Portfolio may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

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The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.

SRI Mid Cap may not, under normal circumstances, invest less than 80% of its net assets in the common stocks of mid-cap companies.

[Items 2 -4: Reserved.]

5.

Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of their respective total assets.

6.

Each Portfolio may not acquire private placement investments until the value of the Portfolio’s assets exceeds $20 million.

7.

SRI Mid Cap may not write options on more than 50% of its total assets.

8.

Each Portfolio may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.

9.

Each Portfolio may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

[Items 10 – 17: Reserved.]

With respect to Nonfundamental Investment Restriction No. 1, the Portfolios will provide shareholders with at least 60 days’ notice before changing its 80% policy.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Corporation or Portfolio of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency) will not compel a Portfolio to dispose of such security or other asset. However, a Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index, EAFE International Index and Investment Grade Bond Index

Each Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio as defined under the 1940 Act. The Portfolios’ fundamental investment restrictions provide that no Portfolio is allowed to:

1.

Issue senior securities (except that each Portfolio may borrow money as described in restriction (9) below).

2.

With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for Nasdaq 100 Index), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

3.

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

4.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction does not apply to Nasdaq 100 Index.

5.

Purchase or sell commodities, commodity contracts, or real estate, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures contracts or options purchased by the Portfolios ..

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6.

Purchase any securities on margin (except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

7.

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

8.

Lend its securities, if, as a result, the aggregate of such loans would exceed one-third of the Portfolio’s total assets.

9.

Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements (all Portfolios  may enter into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. EAFE International Index will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

10.

Underwrite securities of other issuers except insofar as each Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio and except as it may be deemed such in a sale of restricted securities.

11.

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, “small bank” certificates of deposit that are not readily marketable, and other illiquid investments.

12.

As to all Portfolios, enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of each Portfolio.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. Under these restrictions, no Portfolio may:

1.

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the “bunching” of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

2.

Purchase or retain the securities of any issuer, if, to the knowledge of the Portfolios , officers and directors of the Portfolios , the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

3.

Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

4.

Invest in companies for the purpose of exercising control (alone or together with the other Portfolios).

Each Portfolio has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval. Under these restrictions, each Portfolio may not:

1.

Invest more than 20% of its assets in futures contracts and/or options on futures contracts.

2.

Invest in options if more than 5% of its assets are paid for premiums for outstanding put and call options (including options on futures contracts) and if more than 25% of the Portfolio’s assets consist of collateral for outstanding options.

Under current law a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Moderate, Moderate Growth and Growth Portfolios

Each Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio as defined under the 1940 Act.

1.

The Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby). This restriction shall not apply to investments in securities of other investment companies.

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2.

The Portfolio may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed).

3.

The Portfolio may not underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter.

4.

The Portfolio may not invest directly in commodities or real estate, although the Portfolio may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

5.

The Portfolio may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Each Portfolio may invest up to 10% of its net assets in reverse repurchase agreements.

The following applies to all Portfolios:

Under the interpretation of the Securities and Exchange Commission (“SEC”) staff “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Under current law each Portfolio may underwrite securities only in compliance with the conditions of sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Portfolio of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency) will not compel a Portfolio to dispose of such security or other asset. However, a Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

In addition to the investment restrictions described above, the Portfolios will comply with restrictions contained in any current insurance laws in order that the assets of life insurance company separate accounts may be invested in Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio’s net investment income or realized net capital gains are normally paid once a year. However, the Portfolios do not intend to make distributions from realized net capital gains unless available capital loss carryforwards, if any, have been used or have expired.  Utilization of these capital loss carryforwards may be subject to annual limitations under Section 382 of the Code.

Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

NET ASSET VALUE

Shares of each Portfolio are issued and redeemed at the NAV per share of the Portfolio.  Each Portfolio’s NAV per share is determined by dividing that Portfolio’s total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.  Expenses are accrued daily, including the investment advisory fee. The NAVs of the Portfolios fluctuate based on the respective market values of the Portfolios’ investments. The NAV per share of each Portfolio is determined as of the close of each business day, which generally coincides with the closing of the regular session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m. Eastern Time, the Portfolio’s NAV generally will still be determined as of the close of regular trading on the NYSE. The Portfolios do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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SAI dated May 1, 2017

In calculating NAV, each Portfolio follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as “trade date plus one” or “T + 1 accounting”.  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result.  The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Each Portfolio may provide annual; and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value.  These returns would be lower if the full sales charge was imposed.

Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio’s Prospectus.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemption of Portfolio shares are effected only through the separate accounts of Insurance Companies.  A Portfolio will be deemed to have received a purchase or redemption order when the applicable Insurance Company receives the order in good order. The customer orders will be priced at the Portfolio’s NAV next computed after they are received by the Insurance Company.

The Portfolios have no arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

Each Portfolio has filed a notice of election with the SEC pursuant to Rule 18f-1under the 1940 Act. The notice states that the Portfolios may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of a Portfolio, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the Prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors of each Corporation supervises each Portfolio’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Board members and officers of the Corporations and each Portfolio hold indefinite terms of office.   Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.  As used in this table, “CVP” refers to Calvert Variable Products, Inc. and “CVS” refers to Calvert Variable Series, Inc.

Name and Year of Birth	Position with Corporations	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
Independent Directors
RICHARD L. BAIRD, JR.* 1948	Director	Of each Corporation since 2016	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	None
ALICE GRESHAM BULLOCK 1950	Chair & Director	Director of CVS since 1999 and of CVP since 2008; Chair of CVS and CVP since 2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	37	None

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SAI dated May 1, 2017

Name and Year of Birth	Position with Corporations	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
CARI M. DOMINGUEZ* 1949	Director	Of each Corporation since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR.* 1948	Director	Of each Corporation since 2016	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	37	Ariel Funds (3) (asset management) (through 12/31/11) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES D. HARPER, III* 1962	Director	Of each Corporation since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (now Carr Riggs & Ingram) ( public accounting firm) , November 1999-September 2014).	37	Bridgeway Funds (14) (asset management)
JOY V. JONES* 1950	Director	Of each Corporation since 2016	Attorney.	37	Conduit Street Restaurants SUD 2 Limited (restaurant) (dissolved 9/16) Palm Management Restaurant Corporation
ANTHONY A. WILLIAMS* 1951	Director	Of each Corporation since 2016	CEO and Executive Director of the Federal City Council (July 2012 to present) ( economic development non-profit organization ); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP ( now Dentons) (law firm ) (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board ( now Gartner Inc.) (global research and Advisory company ) (January 2010 to January 2012); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37

Freddie Mac

Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Center’s Debt Reduction Task Force (non-profit organization)

Chesapeake Bay Foundation (independent conservation organization)

Catholic University of America

Urban Institute (research organization)

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SAI dated May 1, 2017

Name and Year of Birth	Position with Corporations	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
Interested Directors
JOHN H. STREUR** 1960	Director & President	Of each Corporation since 2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016).  President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 – December 2016); Chief Compliance Officer of Calvert Investment Distributors, Inc. (August 2015 – December 2016); Chief Compliance Officer of Calvert Investment Management (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

37

Portfolio 21 Investments, Inc. (asset management) (through October 2014)

Managers Investment Group LLC (asset management)(through January 2012)

The Managers Funds (asset management)  (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Social Investment Foundation

Principal Officers who are not Directors

Name & Year of Birth	Position with Corporations	Position Start Date	Principal Occupation During Last 5 Years
HOPE BROWN 1973	Chief Compliance Officer	2014

Chief Compliance Officer of 37 registered investment companies advised by CRM  (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

MAUREEN A. GEMMA 1960	Secretary and Vice President	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

JAMES F. KIRCHNER 1967	Treasurer	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of EVM and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

*

Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors of the Corporations effective December 23, 2016.

**

Mr. Streur is an interested person of the Corporations because of his positions with each Portfolio’s Adviser and certain affiliates ..

The address of the Directors and Ms. Brown is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.  The address of Ms. Gemma and Mr. Kirchner is Two International Place, Boston, Massachusetts 02110.  As of March 31, 2017 , Directors and Officers of each Portfolio as a group own less than 1% of each Portfolio’s outstanding shares.

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SAI dated May 1, 2017

Directors’ Ownership of Portfolio Shares

The Directors owned shares in the Portfolios and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2016 :

Dollar Range of Equity Securities Beneficially Owned in Each Portfolio by
Corporation Name	Richard L. Baird, Jr.(2)(3)	Alice Gresham Bullock(2)	Cari M. Dominguez(2)(3)	John G. Guffey, Jr.(2)(3	Miles D. Harper, III(2)(3)	Joy V. Jones(2)(3)	John H. Streur(1)	Anthony A. Williams(2)(3)
Variable Series, Inc.	None	None	None	None	None	None	None	None
Variable Products, Inc.	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Calvert Family of Funds	Over $100,000	None	$10,001 - $50,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None

(1) Interested Director.

(2) Independent Director.

(3) Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors of the Corporations effective December 23, 2016.  Information for each is provided as of September 30, 2016.

Director Compensation Table

The fees and expenses of the Directors of the Corporations are paid by a Portfolio ( and other series of the Corporations).  (A Board member who is a member of the Calvert organization receives no compensation from the Corporations.)  During the fiscal year ended December 31, 2016, the Directors of the Corporations earned the following compensation in their capacities as Board members from the Corporations.  For the year ended December 31, 2016, the Board members earned the following compensation in their capacities as members of the Calvert Boards (1) :

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari M. Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Variable Series, Inc.(2)	$2,482	$12,542	$2,482	$2,482	$2,585	$2,585	$2,482
Variable Products, Inc.(2)	$12,867	$54,727	$12,867	$12,867	$13,396	$13,396	$12,867
Corporations and Fund Complex(1)	$157,051	$95,000 (3)	$85,000	$138,529	$77,968	$78,47 (4)	$85,000 (5)

(1)

As of May 1, 2017, the Calvert fund complex consists of 37 registered investment companies.  Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016, and thus the compensation figures listed for the Corporations and Fund Complex are estimated based on amounts each would have received if they had been Directors for the full fiscal year ended December 31, 2016 and for the full calendar year ended December 31, 2016.

(2)

Variable Series, Inc. consisted of 2 Portfolios as of December 31, 2016.  Variable Products, Inc. consisted of 9 Portfolios as of December 31, 2016.

(3)

Includes $9,500 of deferred compensation.

(4)

Includes $57,252 of deferred compensation.

(5)

Includes $8,500 of deferred compensation ..

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SAI dated May 1, 2017

Board Structure

The Board has appointed a noninterested Director to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member.

Each Corporation’s Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  Each Corporation’s Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, Sub-Advisers, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  Each Corporation’s Board of Directors has also considered the contributions that each Director can make to the Board and the Portfolios.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Mr. Baird, experience as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Streur, leadership roles within the Adviser and experience building and managing investment management firms. References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on a Board by reason thereof.

Each Corporation’s Audit Committees approve and recommend to their respective Boards the approval of independent public accountants to conduct the annual audit of each applicable Portfolio’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Portfolios’ annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with each Portfolio’s independent public accountants and representatives of Portfolio management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  Mr. Harper has been designated as the Audit Committee Financial Expert.  In connection with the consolidation of the Corporations’ Boards of Directors on December 28, 2016, the Portfolios’ Audit Committees were restructured, including, the addition of new members and a new audit committee financial expert (“New Audit Committees”).  The New Audit Committees did not meet during the last fiscal year.

The Governance Committee of each Corporation addresses matters of fund governance, including policies on Director compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Directors of the Boards, as applicable.  When identifying and evaluating prospective nominees for vacancies on the Board, the Governance Committee reviews all recommendations in the same manner, including those received from shareholders.  The Governance Committee determines if the prospective nominee meets the specific qualifications set forth in the Governance Committee’s charter, and any other qualifications deemed to be important by the Committee.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise.  In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search.  The Committee shall, as it deems appropriate, periodically review

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SAI dated May 1, 2017

Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties.  The following individuals serve as members of the Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones ..  In connection with the consolidation of the Corporations’ Boards of Directors on December 28, 2016, the Corporations’ Governance Committees were restructured, including, the addition of new members (“New Governance Committees”).  The New Governance Committees did not meet during the last fiscal year ..

Board Oversight of Risk

An integral part of each Board’s overall responsibility for overseeing the management and operations of the Portfolios is the Board’s oversight of the risk management of the Portfolios’ investment programs and business affairs.  The Portfolios are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Portfolios, the Adviser, the Sub-Advisers and other service providers to the Portfolios have implemented various processes, procedures and controls intended to identify risks to the Portfolios, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

Each Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, each Board of Directors requires management of the Adviser and the applicable Portfolio, including the Portfolio’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Portfolios’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Portfolios’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, each Board receives a quarterly report from the Portfolios’ CCO regarding the operation of the compliance policies and procedures of the Portfolio and its primary service providers.  The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Portfolios, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Portfolios’ securities.  The Board also receives reports from the Portfolios’ primary service providers, including the Sub-Advisers, regarding their operations as they relate to the Portfolios.

INVESTMENT ADVISER AND SUB-ADVISERS

Each Portfolio’s investment adviser is Calvert Research and Management (“CRM” or the “Adviser”), a newly-formed, indirect subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.

Under the Investment Advisory Agreement with respect to the Portfolios, the Adviser provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of each Portfolio’s Board of Directors.  The Adviser provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Adviser or its affiliates. Each Portfolio pays all expenses other than those expressly assumed by CRM, including, among other things, fees paid to the investment adviser pursuant to the investment advisory agreement; legal and audit expenses; fees and expenses related to the registration and qualification of each Portfolio and distribution of its shares under federal and state securities laws; compensation of the administrator; fees, expenses, and disbursements of transfer agents, registrars, custodians, dividend disbursing agents, and shareholder servicing agents for all services to the Portfolios; compensation and expenses of the Directors, who are not members of CRM’s organization; brokerage commissions and other expenses associated with the purchase, holding, and sale of portfolio securities; taxes and interest; all payments to be made and expenses to be assumed by the Portfolios in connection with the distribution of Portfolio shares; expenses of preparing, typesetting, printing, and distributing prospectuses of the Portfolios ; insurance expenses; and such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Corporations to indemnify their Directors and officers with respect thereto.

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SAI dated May 1, 2017

Under the Investment Advisory Agreement, the Adviser receives an annual fee, payable monthly, based on the following rates of the respective Portfolio’s average daily net assets effective December 31, 2016:

SRI Balanced	0.41%*
SRI Mid Cap	0.65%
S&P 500 Index	0.18%
S&P MidCap 400 Index	0.20%
Nasdaq 100 Index	0.30%
Russell 2000® Small Cap Index	0.25%
EAFE International Index	0.30%
Investment Grade Bond Index	0.20%
Moderate Portfolio	0.42%
Moderate Growth Portfolio	0.42%
Growth Portfolio	0.42%

*

For SRI Balanced, the Adviser receives 0.41% of the first $500 million of the Portfolio’s average daily net assets, 0.36% of the next $500 million of such assets and 0.325% of all assets above $1 billion.

The Adviser reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.  The Adviser may, but is not required to, waive current payment of its fees, or reimburse expenses of a Portfolio, except as noted in the Portfolio’s Prospectus.

Prior to December 31, 2016, Calvert Investment Management, Inc. (“CIM”) served as investment adviser to the Portfolios and received an annual fee, payable monthly, based on the following rates of the respective Portfolio’s average daily net assets:

SRI Balanced	0.41%*
SRI Mid Cap	0.65%
S&P 500 Index	0.25%
S&P MidCap 400 Index	0.30%
Nasdaq 100 Index	0.35%
Russell 2000® Small Cap Index	0.35%
EAFE International Index	0.56%
Investment Grade Bond Index	0.30%
Moderate Portfolio	0.42%
Moderate Growth Portfolio	0.42%
Growth Portfolio	0.42%

*

For SRI Balanced, the Adviser receives 0.41% of the first $500 million of the Portfolio’s average daily net assets, 0.36% of the next $500 million of such assets and 0.325% of all assets above $1 billion.

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SAI dated May 1, 2017

The following chart shows the investment advisory fees paid by the Portfolios for the past three fiscal years:

	2014(1)	2015(1)	2016(2)
SRI Balanced	$1,409,403	$1,422,276	$1,326,947
SRI Mid Cap	$332,429	$345,176	$304,521
S&P 500 Index	$881,750	$899,065	$984,302
S&P MidCap 400 Index	$744,245	$754,052	$981,210
Nasdaq 100 Index	$279,774	$311,688	$341,954
Russell 2000® Small Cap Index	$566,484	$546,178	$508,855
EAFE International Index	$961,611	$972,444	$782,966
Investment Grade Bond Index	$620,468	$611,563	$548,440
Moderate Portfolio	$241,910	$409,132	$433,871
Moderate Growth Portfolio	$97,363	$216,021	$305,957
Growth Portfolio	$230,522	$436,166	$501,659

(1) Paid to CIM.

(2) As of December 31, 2016, CRM received the following portion of each Portfolio’s advisory fee: SRI Mid Cap $811; SRI Balanced $3,663, S&P 500 Index $2,382; S&P MidCap 400 Index $2,787, Nasdaq 100 Index $874; Russell 2000 ® Small Cap Index $1,201; EAFE International Index $1,053; Investment Grade Bond Index $908; Moderate Portfolio $1,268; Moderate Growth Portfolio $940 and Growth Portfolio $1,466.

Sub-Advisers

Calvert has retained Ameritas Investment Partners, Inc .. (“AIP”) as Sub-Adviser for S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 ® Small Cap Index and Investment Grade Bond Index, Volatility Managed Moderate Portfolio, Volatility Managed Moderate Growth Portfolio, and Volatility Managed Growth Portfolio.  AIP is a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of AMHC. For each Portfolio, AIP receives a sub-advisory fee, payable monthly by the Adviser, of 50% of the balance of the advisory fee (less reimbursements, and less platform fees*), based on the current value of net assets for the respective Portfolio.

Milliman Financial Risk Management LLC (“Milliman”), is the investment sub-adviser for the Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio, and the Calvert VP Volatility Managed Growth Portfolio.  The Adviser will pay Milliman a monthly fee computed on a daily basis, at an annual rate, equal to: 0.20% of the Portfolio’s daily net assets.

The Adviser and the Portfolios have received an exemptive order to permit each applicable Portfolio and the Adviser to enter into and materially amend the respective Investment Sub-Advisory Agreement (entered into with any sub-adviser that is not an “affiliated person,” as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval .. Within 90 days of the hiring of any Sub-Adviser or the implementation of any material change in an Investment Sub-Advisory Agreement, the affected Portfolio will furnish its shareholders information about the new Sub-Adviser or Investment Sub-Advisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Sub-Adviser or any material change in the Investment Sub-Advisory Agreements of the Portfolios .. The Portfolios will meet this condition by providing shareholders, within 90 days of the hiring of a Sub-Adviser or implementation of any material change to the terms of an Investment Sub-Advisory Agreement, with an information statement to this effect.

*  Platform fees are those non-sales related revenue sharing fees, which may include service and recordkeeping fees, generated by a Portfolio’s participation on third party investment platforms.

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SAI dated May 1, 2017

The following chart shows the Sub-Advisory fees paid to the respective Sub-Advisers for the past three fiscal years:

		2014	2015	2016
SRI Mid Cap (1)	-	$127,832	$132,705	$70,994
S&P 500 Index	Ameritas	90,299	91,683	49,532
S&P MidCap 400 Index	Ameritas	218,790	224,505	152,890
Nasdaq 100 Index	Ameritas	90,197	102,284	110,867
Russell 2000® Small Cap Index	Ameritas	174,670	134,199	22,849
EAFE International Index (2)	-	117,768	169,317	134,900
Investment Grade Bond Index	Ameritas	170,716	173,474	96,272
Moderate Portfolio	Ameritas	90,685	85,234	82,561
	Milliman	115,832	194,753	206,677
Moderate Growth Portfolio	Ameritas	11,017	38,688	46,552
	Milliman	46,511	103,059	145,784
Growth Portfolio	Ameritas	73,452	96,239	97,758
	Milliman	110,228	207,895	238,937

(1) Paid to New Amsterdam Partners LLC, the Portfolio’s former sub-adviser through June 9, 2016.

(2) Paid to World Asset Management, Inc., the Portfolio’s former sub-adviser through December 30, 2016.

Sub-advisory fees prior to December 31, 2016 were calculated by Calvert Investment Management, Inc., the prior investment adviser to each Portfolio.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio’s Portfolio Managers, identified in the Prospectus , is provided below.

A.  Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager and assets are shown in millions of dollars.

SRI MID CAP

CRM:  Charles B. Gaffney*

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	3
Total Assets of All Accounts	$3,083.1	$0	$2.9
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

CRM:  Christopher Madden, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9	0	5
Total Assets of All Accounts	$2,754.0	$0	$40.4
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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SAI dated May 1, 2017

CRM:  Jade Huang

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9	0	0
Total Assets of All Accounts	$2,754.0	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

SRI BALANCED

CRM:  Vishal Khanduja, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	14	0	0
Total Assets of All Accounts	$5,545.1	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

CRM:  Charles B. Gaffney*

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	3
Total Assets of All Accounts	$3,083.1	$0	$2.9
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

CRM:  Christopher Madden, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9	0	5
Total Assets of All Accounts	$2,754.0	$0	$40.4
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

CRM:  Jade Huang

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9

0	0	Total Assets of All Accounts	$2,754.0
$0	$0	Number of Accounts Paying a Performance Fee	0
0	0	Total Assets of Accounts Paying a Performance Fee	$0
$0	$0

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SAI dated May 1, 2017

CRM:  Brian S. Ellis, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9	0	0
Total Assets of All Accounts	$4,689.0	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

S&P 500 INDEX

AIP:  Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

S&P MIDCAP 400 INDEX

AIP:  Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

NASDAQ 100 INDEX

AIP:  Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

RUSSELL 2000 ® SMALL CAP INDEX

AIP:  Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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SAI dated May 1, 2017

INVESTMENT GRADE BOND INDEX

AIP:  Tina J. Udell, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	1	0	7
Total Assets of All Accounts	$166.5	$0	$8,459.0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

EAFE INTERNATIONAL INDEX

CRM:  Thomas C. Seto*

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	37	12	11,766
Total Assets of All Accounts	$23,044.2 (1)	$3,579.0	$67,418.2(2)
Number of Accounts Paying a Performance Fee	0	0	2
Total Assets of Accounts Paying a Performance Fee	$0	$0	$974.5

*

Began serving as a Portfolio Manager on December 31, 2016.

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only the assets allocated to this portfolio manager as of the Portfolio’s most recent fiscal year end are reflected in the table.

(2)

For Accounts that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.

MODERATE PORTFOLIO
AIP: Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

MILLIMAN: Adam Schenck, CFA, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	46	0	$0
Total Assets of All Accounts	$47,452.9	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

MILLIMAN: Blake Graves, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	3	0	0
Total Assets of All Accounts	$320.1	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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SAI dated May 1, 2017

MODERATE GROWTH PORTFOLIO
AIP: Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Total Assets of All Accounts	$1,590.6	$0	$2,040.1
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

MILLIMAN: Adam Schenck, CFA, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	46	0	$0
Total Assets of All Accounts	$47,452.9	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

MILLIMAN: Blake Graves, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	3	0	0
Number of All Accounts	$320.1	$0	$0
Total Assets of All Accounts	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

GROWTH PORTFOLIO
AIP: Kevin L. Keene, CFA

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	7	0	2
Number of All Accounts	$1,590.6	$0	$2,040.1
Total Assets of All Accounts	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

MILLIMAN: Adam Schenck, CFA, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	46	0	$0
Number of All Accounts	$47,452.9	$0	$0
Total Assets of All Accounts	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

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SAI dated May 1, 2017

MILLIMAN: Blake Graves, FRM

Accounts Managed as of December 31, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	3	0	0
Total Assets of All Accounts	$320.1	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying a Performance Fee	$0	$0	$0

B.  Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

SRI MID CAP

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Adviser has adopted trade allocation procedures, which are designed to ensure fair allocation of investment opportunities among all accounts.  In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

SRI BALANCED

(See “Potential Conflicts of Interest in Managing a Portfolio and Other Accounts” above with respect to CRM regarding SRI Mid Cap.)

S&P 500 INDEX, S&P MIDCAP 400 INDEX, NASDAQ 100 INDEX AND RUSSELL 2000 ® SMALL CAP INDEX

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolios on one hand, and the management of other registered investment companies and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Portfolios , track the same indexes the Portfolios track or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Portfolios .. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolios .. Because of their positions with the Portfolios , the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolios ..

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying guidelines. Often, an investment opportunity may be suitable for both the Portfolios and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolios and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolios and another account. AIP has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

INVESTMENT GRADE BOND INDEX

(See “Potential Conflicts of Interest in Managing a Portfolio and Other Accounts” above with respect to  AIP regarding S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index and Russell 2000 ® Small Cap Index.)

EAFE INTERNATIONAL INDEX

(See “Potential Conflicts of Interest in Managing a Portfolio and Other Accounts” above with respect to CRM regarding SRI Mid Cap.)

Moderate Portfolio, Moderate Growth Portfolio, and Growth Portfolio

AIP:

(See “Potential Conflicts of Interest in Managing a Portfolio and Other Accounts” above with respect to  AIP regarding S&P 500 Index, S&P MidCap 400 Index, Nasdaq 100 Index and Russell 2000® Small Cap Index ..)

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SAI dated May 1, 2017

MILLIMAN:

Milliman has not identified any material conflicts between the Portfolios and other accounts managed by Milliman and its portfolio managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts because the portfolio managers manage other accounts. The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another. Milliman’s compliance program and other corporate policies and procedures are implemented and enforced to prevent any potential conflicts from affecting its performance or services to clients.

C.  Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Adviser or Sub-Adviser (if any) of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

SRI BALANCED, SRI MID CAP, and EAFE INTERNATIONAL INDEX

Compensation Structure for CRM.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk).  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark.  The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is generally based on a

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SAI dated May 1, 2017

substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

S&P 500 INDEX, S&P MIDCAP 400 INDEX, NASDAQ 100 INDEX, RUSSELL 2000 ® SMALL CAP INDEX and INVESTMENT GRADE BOND INDEX

Compensation with Respect to Management of the Portfolios listed above and Other Accounts as of December 31, 2016
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	AIP	The base salary is a fixed amount based on industry market compensation surveys.
Bonus	AIP

The annual bonus is calculated as a percentage of base salary and on various criteria, including annual profitability compared to its budget, assets under management, personal performance criteria and specific performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted average basis among accounts with the same investment objectives.

Deferred Compensation	AIP

Managing Directors may defer a portion of their compensation over an agreed upon term. Such deferral may be directed among various investment options, including those with the returns associated with certain Calvert Funds.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

MIILLIMAN:

Compensation with Respect to Management of the Moderate Portfolio, Moderate Growth Portfolio, and Growth Portfolio and Other Accounts as of December 31, 2016
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Milliman	Portfolio managers are paid competitive salaries by Milliman.
Bonus	Milliman

Portfolio managers may receive bonuses based on qualitative considerations, such as an individual's contribution to the organization, and performance reviews in relation to job responsibilities.  Bonuses paid to the portfolio managers are also based in part on the profitability of the investment adviser.

Deferred Compensation	Milliman	Investment professionals may participate in profit-sharing plans.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D.  Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the Prospectus , the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 31, 2016 in the Portfolio(s) managed by that individual.   (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
SRI Balanced	CRM	Christopher Madden, CFA	None
		Charles B. Gaffney	None
		Jade Huang	None
SRI Mid Cap	CRM	Vishal Khanduja, CFA	None
		Charles B. Gaffney	None
		Christopher Madden, CFA	None
		Jade Huang	None
		Brian S. Ellis, CFA	None
S&P 500 Index	AIP	Kevin L. Keene, CFA	None
S&P MidCap 400 Index	AIP	Kevin L. Keene, CFA	$10,001 to $50,000
Nasdaq 100 Index	AIP	Kevin L. Keene, CFA	None
Russell 2000® Small Cap Index	AIP	Kevin L. Keene, CFA	None
Investment Grade Bond Index	AIP	Tina J. Udell, CFA	None

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SAI dated May 1, 2017

EAFE International Index	CRM	Thomas C. Seto	None
Moderate Portfolio	AIP	Kevin L. Keene, CFA	None
	Milliman	Adam Schenck, CFA, FRM	None
	Milliman	Blake Graves, FRM	None
Moderate Growth Portfolio	AIP	Kevin L. Keene, CFA	None
	Milliman	Adam Schenck, CFA, FRM	None
	Milliman	Blake Graves, FRM	None
Growth Portfolio	AIP	Kevin L. Keene, CFA	None
	Milliman	Adam Schenck, CFA, FRM	None
	Milliman	Blake Graves, FRM	None

ADMINISTRATIVE SERVICES

As indicated in the Prospectus, CRM serves as administrator of each Portfolio.  Each Class of each Portfolio is authorized to pay CRM an annual fee for providing administrative services to the Portfolio as described in the Prospectus.  The administrator has contractually agreed to waive 0.02% of the administrative fee for each Portfolio, except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio, through January 31, 2018.  Under each Agreement, CRM has been engaged to administer each Portfolio’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Portfolio ..

Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (“CIAS”), served as each Portfolio’s administrative services agent. Effective May 1, 2016, CIAS received an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

SRI Balanced	0.275%
SRI Mid Cap	0.25%
S&P 500 Index	0.12%
S&P MidCap 400 Index	0.12%
Nasdaq 100 Index	0.12%
Russell 2000 ® Small Cap Index	0.12%
EAFE International Index	0.12%
Investment Grade Bond Index	0.12%
Moderate Portfolio	0.12%
Moderate Growth Portfolio	0.12%
Growth Portfolio	0.12%

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SAI dated May 1, 2017

Prior to May 1, 2016, for providing such services, CIAS received an annual administrative fee payable monthly (as a percentage of average daily net assets) of 0.10% for each Portfolio (with the exception of SRI Mid Cap and SRI Balanced Portfolios).

The administrative fees paid to CIAS for the past three fiscal years were as follows:

	2014(1)	2015(1)	2016(2)
SRI Balanced	$945,324	$910,829	$550,288
SRI Mid Cap	$127,858	$127,216	$76,649
S&P 500 Index	$352,700	$359,626	$450,684
S&P MidCap 400 Index	$248,081	$251,351	$377,990
Nasdaq 100 Index	$79,935	$89,054	$111,423
Russell 2000® Small Cap Index	$161,852	$156,051	$166,153
EAFE International Index	$171,716	$173,651	$158,080
Investment Grade Bond Index	$206,823	$203,854	$206,976
Moderate Portfolio	$57,598	$97,412	$117,684
Moderate Growth Portfolio	$23,181	$51,434	$83,152
Growth Portfolio	$54,886	$103,849	$135,851

(1) Paid to CIM.

(2) As of December 31, 2016, CRM received the following portion of each Portfolio’s administrative fee: SRI Balanced $1,072, SRI Mid Cap $150; S&P 500 Index $1,588; S&P MidCap 400 Index $1,672, Nasdaq 100 Index $350; Russell 2000 ® Small Cap Index $577; EAFE International Index $421; Investment Grade Bond Index $545; Moderate Portfolio $362; Moderate Growth Portfolio $269 and Growth Portfolio $419.  During the 2016 fiscal year, CRM and CIAS voluntarily waived a portion of administrative fees as follows: SRI Mid Cap $20,430; SRI Balanced $161,913, S&P 500 Index $56,584; S&P MidCap 400 Index $50,456, Nasdaq 100 Index $13,680; Russell 2000 ® Small Cap Index $20,724; EAFE International Index $18,101; Investment Grade Bond Index $24,011; Moderate $14,382; Moderate Growth $10,306 and Growth $16,409.

METHOD OF DISTRIBUTION

Effective December 31, 2016, Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 , is the principal underwriter of each Portfolio. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Portfolios. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Portfolio and its shares under federal and state securities laws are borne by the Portfolio. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Directors or by vote of a majority of the outstanding Portfolio shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.

Prior to December 31, 2016 Calvert Investment Distributors, Inc. (“CID”) served as the distributor for the Portfolios.

Pursuant to Rule 12b-1 under the 1940 Act, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. each have adopted a Distribution Plan (the “Plan”), which permits the Portfolios  to pay certain expenses associated with the distribution of shares and servicing of shares.  Such expenses for Class F shares may not exceed, on an annual basis, 0.25% of each Portfolio’s Class F average daily net assets (0.20% for S&P MidCap 400 Index, Russell 2000 Small Cap Index and EAFE International Index ). Class I shares and single-class shares have no Plan.  Such expenses for Moderate, Moderate Growth and Growth Portfolio’s Class F shares may not exceed, on an annual basis, 0.25% of each Portfolio’s Class F average daily net assets.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Portfolio shareholders, compensation to broker/dealers, underwriters, and salespersons.  Each Portfolio’s Plan was approved by the Board of Directors, including the Directors who are not “interested persons” of the Portfolios (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. In establishing the Plan, the Directors considered various factors, including the anticipated amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders, including through economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

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SAI dated May 1, 2017

The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of each Portfolio. Any change in the Plan that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Directors, including a majority of the Independent Directors as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by: (i) the vote of a majority of the Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board ..

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Portfolios as part of the annual operating expenses). In addition to these payments, the Adviser, the principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios.  The Adviser, the principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Portfolio shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.

Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers.  Neither the Adviser nor any Sub-Adviser uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

Total Plan Expenses paid to CID by the Portfolios for the fiscal year ended December 31, 2016 were as follows:

Class F*
S&P MidCap 400 Index	$199,507
Nasdaq 100 Index	$1,513
Russell 2000® Small Cap Index	$38,775
EAFE International Index	$8,284
Investment Grade Bond Index	$358
SRI Balanced	$1,218
Moderate Portfolio	$258,256
Moderate Growth Portfolio	$182,117
Growth Portfolio	$298,606

* As of December 31, 2016, EVD received a portion of Total Plan Expenses paid by each Portfolio as follows: S&P MidCap 400 Index $1,434, Nasdaq 100 Index $8; Russell 2000 ® Small Cap Index $137; EAFE International Index $24; Investment Grade Bond Index $1; SRI Balanced $4; Moderate Portfolio $755; Moderate Growth Portfolio $559 and Growth Portfolio $873.

Based on information previously provided by CID, for the fiscal year ended December 31, 2016 , the Portfolios’ Plan expenses were spent for the following purposes:

Class F	S&P MidCap 400 Index	Nasdaq 100 Index	Russell 2000® Small Cap Index	EAFE International Index	Investment Grade Bond Index	SRI Balanced	Moderate Portfolio	Moderate Growth Portfolio	Growth Portfolio
Compensation to broker/dealers	$198,073	$1,027	$38,637	$8,259	$33	$1,197	$250,266	$174,828	$292,435
Compensation to sales personnel	$0	$0	$0	$0	$0	$0$ $0	$0	$0	$5,298
Advertising	$0	$0	$0	$0	$0	$1	$0	$2,854	$0
Printing and mailing of prospectuses to other than current shareholders	$0	$0	$0	$0	$0	$1	$0	$1,114	$0
Compensation to underwriters	$0	$456	$0	$0	$3255	$0	$0	$2,487	$0
Interest, financing charges	$0	$0	$0	$0	$0	$0	$0	$0	$0
Other	$0	$0	$0	$0	$0	$15	$7,236	$545	$0

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SAI dated May 1, 2017

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA  02169, has been retained by the Portfolios to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.  For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.

Eaton Vance Management, Two International Place, Boston, MA  02110, provides sub-transfer agency and related services to the Portfolios pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, Eaton Vance receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.

Prior to December 31, 2016, Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD  20814, served as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

CIS received a fee of 0.75 basis points or 0.0075% as a percentage of average daily net assets.

The chart below shows the shareholder servicing fees paid to CIS by the listed Portfolios for the past three fiscal years:

	2014(1)	2015(1)	2016(2)
SRI Balanced	$25,538	$26,017	$24,273
SRI Mid Cap	$3,884	$3,983	$3,514
S&P 500 Index	$26,338	$26,972	$29,557
S&P MidCap 400 Index	$18,743	$18,851	$24,565
Nasdaq 100 Index	$5,999	$6,679	$7,330
Russell 2000® Small Cap Index	$11,942	$11,704	$10,914
EAFE International Index	$12,395	$13,024	$10,498
Investment Grade Bond Index	$15,407	$15,289	$13,722

(1) Paid to CIS

(2) As of December 31, 2016, EVM or EVD received a portion of shareholder servicing fees paid by each Portfolio as follows: SRI Mid Cap: EVM $9; SRI Balanced: EVM $67; S&P 500 Index: EVM $99; S&P MidCap 400 Index: EVM $104, Nasdaq 100 Index: EVD $22; Russell 2000 ® Small Cap Index: EVD $137; EAFE International Index: EVM $26; Investment Grade Bond Index: EVM $34.

For Moderate, Moderate Growth and Growth Portfolio , CIS received a fee based on the number of shareholder accounts and shareholder transactions. Based on information previously provided by CIS, the following chart shows the shareholder servicing fees paid to CIS by the Portfolios since inception:

	2014(1)	2015(1)	2016 (2)
Moderate Portfolio	$2,160	$7,306	$7,748
Moderate Growth Portfolio	$1,369	$3,858	$5,464
Growth Portfolio	$3,013	$7,789	$8,958

(1) Paid to CIS

(2) As of December 31, 2016, EVM received a portion of shareholder servicing fees paid by each Portfolio as follows: Moderate Portfolio $23; Moderate Growth Portfolio $17 and Growth Portfolio $26.

PORTFOLIO TRANSACTIONS

The Portfolios’ Adviser and the Sub-Advisers place orders with broker-dealers for the Portfolios’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

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SAI dated May 1, 2017

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Adviser and Sub-Advisers make investment decisions and select brokers and dealers under the direction and supervision of each Portfolio’s Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Adviser’s or Sub-Adviser’s obligation to seek best execution. The Portfolios have adopted a policy that prohibits the Adviser and their respective Sub-Advisers from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

Based on information previously provided by CIM, for the last three fiscal years, total brokerage commissions paid were as follows*:

	2014	2015	2016
SRI Balanced	$33,701	$53,134	$108,113
SRI Mid Cap	$71,400	$81,721	$81,636
S&P 500 Index	$23,542	$4,725	$93,558
S&P MidCap 400 Index	$22,341	$17,913	$97,728
Nasdaq 100 Index	$7,994	$3,430	$5,318
Russell 2000® Small Cap Index	$41,518	$25,254	$58,141
EAFE International Index	$59,369	$24,534	$49,712
Investment Grade Bond Index	$0	$0	$0
Moderate Portfolio	$19,252	$7,418	$7,025
Moderate Growth Portfolio	$8,448	$7,475	$5,971
Growth Portfolio	$18,025	$10,913	$10,020

* Brokerage commissions data provided prior to fiscal year 2016 include commissions charged for effecting derivatives transactions, such as futures trading.

The 2015 changes in brokerage commissions for S&P 500 Index and EAFE International Index are due to changes in shareholder flows and index constituent turnover.  The decrease in brokerage commissions in 2015 for each of Moderate Portfolio and Growth Portfolio was related to a portfolio manager change in 2014 that resulted in lower transaction volume the following year.

The Portfolios did not pay brokerage commissions to any affiliated persons for the last three fiscal years, or, in the case of the Moderate, Moderate Growth and Growth Portfolios , since inception.

The Portfolios’ Adviser and the Sub-Advisers select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Adviser in monitoring the investment activities of the Sub-Advisers of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Adviser or Sub-Advisers, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Adviser that such research services will be used for the benefit of the Portfolios as well as other Calvert funds and accounts managed by the Adviser.

Based on information previously provided by CIM, for the fiscal year ended December 31, 2016 , the Adviser and/or Sub-Advisers allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
SRI Mid Cap	$13,003,487	$5,692
SRI Balanced	$171,277,689	$76,559

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SAI dated May 1, 2017

As of December 31, 2016 , the following Portfolios held securities of their “regular broker-dealers” (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below.

Portfolio	Broker/Dealer	Amount
SRI Balanced	Citigroup	$8,121,071
	Wells Fargo	$7,273,223
	Bank of America	$4,633,566
	Morgan Stanley	$2,952,853
	Ameriprise	$2,293,019
	JP Morgan	$1,247,294
	Goldman Sachs	$196,270
SRI Mid Cap	None
S&P 500 Index	Wells Fargo	$5,937,111
	Bank of America	$5,322,652
	Morgan Stanley	$1,452,133
S&P MidCap 400	None
Nasdaq 100	None
Russell 2000® Small Cap Index	FBL Financial Group	$59,863
EAFE International Index	HSBC Securities	$1,624,615
Investment Grade Bond Index	Citibank	$2,009,773
	JP Morgan	$1,431,348
	Goldman Sachs	$1,084,796
	Morgan Stanley	$1,020,895
	Bank of America	$661,956
	UBS	$630,613
Moderate Portfolio	None
Moderate Growth Portfolio	None
Growth Portfolio	None

The portfolio turnover rates for the last two fiscal years were as follows:

	2015	2016
SRI Balanced	90%	129%*
SRI Mid Cap	94%	170%*
S&P 500 Index	4%	6%
S&P MidCap 400 Index	13%	20%
Nasdaq 100 Index	8%	5%
Russell 2000® Small Cap Index	14%	17%
EAFE International Index	10%	22%
Investment Grade Bond Index	6%	10%
Moderate Portfolio	21%	10%
Moderate Growth Portfolio	16%	6%
Growth Portfolio	17%	10%

* The increase in portfolio turnover is due to a change in portfolio managers for the Portfolios and an increase in the number of holdings for each Portfolio ..

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51

SAI dated May 1, 2017

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of a Portfolio. See the Prospectus for information on disclosure made in filings with the SEC. Pursuant to the Policies, information about portfolio holdings of a Portfolio may also be disclosed as follows:

o

Confidential disclosure for a legitimate Portfolio purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Portfolio, believed to be in the best interests of the Portfolio and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser, or an affiliate of the investment adviser (including portfolio managers and, the portfolio manager of any account that invests in the fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Portfolio (such as Portfolio legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Portfolio and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to a Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Portfolio, in the event a Portfolio is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Barclays, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra, Morningstar, and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), compliance service providers (Charles River Systems), pricing services (WM Company Reuters Information Services, FT Interactive Data Corp., JJ Kenny, and Bloomberg), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Portfolio credit facilities (State Street Bank), consultants and other product evaluators (Morgan Stanley Smith Barney LLC, HC Asset Management) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Portfolio’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to a Portfolio’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

o

Historical portfolio holdings information: From time to time, a Portfolio may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

Neither a Portfolio, the investment adviser, any sub-adviser nor the principal underwriter will receive any monetary or other consideration in connection with the disclosure of information concerning the Portfolio’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Portfolios’ CCO.   The CCO determines when to grant waivers or exceptions to the Policies.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Portfolio shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Portfolio, whether it could provide the recipient with an advantage over Portfolio shareholders or whether the proposed disclosure gives rise to a conflict of interest between Portfolio shareholders and its investment adviser, any sub-adviser, principal underwriter or other affiliated person.

Pursuant to the Polices, the CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board oversees the disclosure of the Portfolios’ security holdings through its review and consideration of the CCO’s report regarding waivers and exceptions to the Policies.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

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SAI dated May 1, 2017

The Policies are designed to provide useful information to existing and prospective Portfolio shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Portfolio shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Portfolios.

PERSONAL SECURITIES TRANSACTIONS

The Portfolios, the Adviser and Sub-Advisers, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits associated personnel of the Portfolios, the Adviser and Sub-Advisers, as applicable, and principal underwriter to invest in securities that may be purchased or held by a Portfolio. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

The Board adopted a proxy voting guidelines (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the Adviser and adopted the proxy voting policies and procedures of the Adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review each Portfolio’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For additional information, please see a summary of the Adviser’s Proxy Voting Policies and Procedures and the Fund Policy attached hereto as Appendix A and Appendix B, respectively. Information on how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.  A copy of the Adviser’s Proxy Voting Policy and Procedures is available without charge, upon request, by calling 1-800-368-2745.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of a Portfolio should send the communication to the attention of the Portfolio’s Secretary at the following address:

Calvert Funds
Attn: [Name of Portfolio ] Secretary
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

All communications should state the specific Portfolio to which the communication relates.  After reviewing the communication, the applicable Portfolio’s Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio.  Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Portfolio must submit the recommendation in writing to the attention of the Portfolio’s Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee of a Portfolio a candidate for election as a Director may request the Portfolio’s Policy for the Consideration of Director Nominees by contacting the Portfolio’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of a Portfolio’s Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Portfolio’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of a Portfolio’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP, 345 Park Avenue, New York, NY  10154, serves as the independent registered public accounting firm for the Portfolios. State Street Bank & Trust Company, N.A .., State Street Financial Center, One Lincoln Street, Boston, MA  02111, serves as custodian of the Portfolios’ investments. The custodian has no part in deciding the Portfolios’ investment policies or the choice of securities that are to be purchased or sold for the Portfolios.

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53

SAI dated May 1, 2017

GENERAL INFORMATION

Calvert Variable Series, Inc. is an open-end management investment company incorporated in Maryland on September 27, 1982 and has two portfolios. The Calvert VP SRI Mid Cap and SRI Balanced Portfolios are diversified. Calvert VP SRI Mid Cap Portfolio offers a single class of shares and Calvert VP SRI Balanced offers two share classes: Class I and Class F. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing expenses, resulting in differing net asset values and distributions. Upon liquidation of a Portfolio, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.

Calvert Variable Products, Inc., an open-end management investment company incorporated in Maryland on January 24, 1984 and has nine portfolios. All of the Portfolios are diversified, except for the Calvert VP Nasdaq 100 Index Portfolio, which is non-diversified. Each share of each Portfolio represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Portfolio offers a single class of shares, except for Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 ® Small Cap Index Portfolio, Calvert VP EAFE International Index Portfolio and Calvert VP Investment Grade Bond Index Portfolio, which each offer two share classes: Class I and Class F. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing expenses, resulting in differing net asset values and distributions. Upon liquidation of a Portfolio, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Corporations issue separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio’s shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

All shares of common stock have equal voting rights (regardless of the NAV per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Corporations may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under “Purchase and Redemption of Shares.” The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of a Corporation voting for the election of Directors can elect all of the Directors of the Corporation if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

Each Portfolio’s Board of Directors has adopted a “proportional voting” policy, meaning that Insurance Companies will vote all of a Portfolio’s shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contract holders or policy owners. As a result of proportional voting, a small number of contract holders and/or policy owners may determine the outcome of a shareholder vote.

The Portfolios are not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you can instruct the respective Insurance Company how to vote each share in which you have a beneficial interest.

The Corporations enter into contractual arrangements with various parties, including, among others, the Adviser, that provide services to the Corporations ..  Shareholders of the Portfolios are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Portfolios.

Neither this SAI, the Prospectus nor any document filed as an exhibit to the Corporations’ registration statement is intended to give rise to any agreement or contract between a Corporation /Portfolio and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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SAI dated May 1, 2017

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

At April 1, 2017, the Directors and officers of each Corporation, as a group, owned in the aggregate less than 1% of the outstanding shares of a class of a Portfolio.  In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting right under certain limited circumstances:

Portfolio Name
Name and Address	% of Ownership
Calvert VP SRI Mid Cap Portfolio
Metropolitan Life Insurance Co.	25.24%
Cincinnati, OH
American United Life Insurance	23.70%
Indianapolis, IN
American United Life Insurance	19.11%
Indianapolis, IN
Transamerica Premier Insurance Co.	10.94%
Cedar Rapids, IA
Ameritas Life Insurance Corp.	5.62%
Lincoln, NE
Calvert VP SRI Balanced Portfolio
Jefferson National Life Insurance Company	79.01% of Class F
Louisville, KY
Jefferson National Life Insurance Company	7.56% of Class F
Louisville, KY
Mutual of America TVIF Fund	35.00% of Class I
New York, NY
ING Life Insurance and Annuity Co.	17.57% of Class I
Windsor, CT
Metropolitan Life Insurance Co.	16.63% of Class I
Cincinnati, OH
Ameritas Life Insurance Corp	13.43% of Class I
Lincoln, NE
Mutual of America	6.39% of Class I
New York, NY
Calvert VP S&P 500 Index Portfolio
Ameritas Life Insurance Corp.	34.73%
Lincoln, NE
Ameritas Life Insurance Corp.	17.05%
Lincoln, NE
Ameritas Life Insurance Corp.	9.08%
Lincoln, NE
Ameritas Life Insurance Corp.	8.94%
Lincoln, NE
Ameritas Life Insurance Corp.	8.59%
Lincoln, NE
Ameritas Life Insurance Corp.	7.47%
Lincoln, NE
Ameritas Life Insurance Corp.	7.35%
Lincoln, NE

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SAI dated May 1, 2017

Calvert VP S&P MidCap 400 Index Portfolio
Ameritas Life Insurance Corp.	98.08% of Class F
Lincoln, NE
Ameritas Life Insurance Corp.	29.70% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	13.53% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	10.82% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	7.94% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	6.53% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	6.12% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	5.22% of Class I
Lincoln, NE
Calvert VP Nasdaq 100 Index Portfolio
Forethought Life Insurance Co.	100% of Class F
Indianapolis, IN
Ameritas Life Insurance Corp.	41.92% of Class I
Lincoln, NE
Modern Woodmen of America	14.83% of Class I
Topeka, KS
Woodmen of the World	10.42% of Class I
Omaha, NE
Ameritas Life Insurance Corp.	9.00% of Class I
Lincoln, NE
Farm Bureau Life	8.94% of Class I
West Des Moines, IA
Calvert VP Russell 2000® Small Cap Index Portfolio
Principal Life Insurance Co.	40.63% of Class F
Des Moines, IA
Principal Life Insurance Co.	37.88% of Class F
Des Moines, IA
Ameritas Life Insurance Corp.	30.06% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	18.08% of Class I
Lincoln, NE
Modern Woodmen of America	8.59% of Class I
Topeka, KS
Ameritas Life Insurance Corp.	6.38% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	6.18% of Class I
Lincoln, NE

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Farm Bureau Life	5.96% of Class I
Topeka, KS
Ameritas Life Insurance Corp.	5.08% of Class I
Lincoln, NE
Calvert VP EAFE International Index Portfolio
Principal Life Insurance Co.	54.28% of Class F
Des Moines, IA
Country Investors Life Assurance	21.76% of Class F
Bloomington, IL
Forethought Life Insurance Co.	9.94% of Class F
Indianapolis, IN
Ameritas Life Insurance Corp.	43.22% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	14.63% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	7.32% of Class I
Lincoln, NE
Transamerica Life Insurance Company	5.95% of Class I
Cedar Rapids, IA
Calvert VP Investment Grade Bond Index Portfolio
Forethought Life Insurance Co.	100% of Class F
Indianapolis, IN
Ameritas Life Insurance Corp.	63.80% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	7.88% of Class I
Lincoln, NE
Ameritas Life Insurance Corp.	5.77% of Class I
Lincoln, NE
Calvert VP Volatility Managed Moderate Portfolio
Ameritas Life Insurance Corp.	82.66% of Class F
Lincoln, NE
Ameritas Life Insurance Corp.	10.68% of Class F
Lincoln, NE
Calvert VP Volatility Managed Moderate Growth Portfolio
Ameritas Life Insurance Corp.	85.72% of Class F
Lincoln, NE
Ameritas Life Insurance Corp.	6.88% of Class F
Lincoln, NE
Ameritas Life Insurance Corp.	5.21% of Class F
Lincoln, NE

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Calvert VP Volatility Managed Growth Portfolio
Ameritas Life Insurance Corp.	94.52% of Class F
Lincoln, NE
Ameritas Life Insurance Corp.	5.47 of Class F
Lincoln, NE

Beneficial owners of 25% or more of a Class of the Portfolios are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Corporations , no other person owned of record or beneficially 5% or more of the outstanding shares of a Class of the Portfolios as of such date.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for each Portfolio appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Portfolio information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Corporations and the Portfolios listed below for the fiscal year ended December 31, 2016, as previously filed electronically with the SEC:

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Mid Cap Portfolio

Calvert VP SRI Balanced Portfolio

(Accession No. 0000708950 -17- 000001 )

CALVERT VARIABLE PRODUCTS, INC.

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP Nasdaq 100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio

Calvert VP Volatility Managed Moderate Portfolio

Calvert VP Volatility Managed Moderate Growth Portfolio

Calvert VP Volatility Managed Growth Portfolio

(Accession No. 0000743773 -17- 000004 )

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Appendix A

SUMMARY OF ADVISER PROXY VOTING POLICY
AND PROCEDURES

The Adviser votes proxies for Clients unless (i) a Client elects to retain proxy voting authority in the applicable investment advisory agreement or (ii) the Client is a sub-advised fund and voting authority has been delegated to the sub-adviser in the applicable investment sub-advisory agreement. The Adviser’s Proxy Committee provides oversight of the Adviser’s proxy voting activities with respect to portfolio securities held in Client accounts. Clients that wish to vote proxies in a particular manner must retain proxy voting authority in the investment advisory agreement.

The Adviser has established the Calvert Funds’ Global Proxy Voting Guidelines (the “Guidelines”) and will vote proxies for all Clients in accordance with the Guidelines. The Guidelines are consistent with the Calvert Principles of Responsible Investment.

The Adviser has also adopted proxy voting policies and procedures (the “Proxy Voting Policy”) that it believes are reasonably designed to address proxy voting issues that raise potential conflicts of interest. The Proxy Voting Policy seeks to ensure that the Adviser votes proxies in the best interests of its Clients and in accordance with the Guidelines.

The Adviser’s Proxy Committee is responsible for monitoring and resolving material conflicts between the Adviser’s interests and those of its Clients with respect to proxy voting. Adherence to the Guidelines should help to avoid any such conflicts of interest between and any Client account or between different Client accounts. When the Guidelines do not address the manner in which a particular proxy should be voted, the Adviser will contact the Client (or, in the case of the Calvert Funds, the Audit Committee) to resolve any possible conflict.

Clients may obtain information about how the Adviser voted proxies and its Proxy Voting Policy by emailing Jason Schumacher, Vice President and Fund Oversight Senior Manager, at JSchumacher@EatonVance ..com.

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APPENDIX B

CALVERT RESEARCH AND MANAGEMENT

GLOBAL PROXY VOTING GUIDELINES

I.

  INTRODUCTION

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations.  A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value.  Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Funds’ Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com , and on the Securities and Exchange Commission’s website at www.sec.gov ..

II.

  CORPORATE GOVERNANCE

A.

  Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards.  Therefore, for private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

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The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

·

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

·

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

·

The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

·

The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

·

The Fund advisor will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

·

The Fund advisor may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

·

The Fund advisor may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

·

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

·

The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

·

The Fund advisor will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

·

The Fund advisor will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

·

The Fund advisor will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

·

The Fund advisor will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

·

The Fund advisor will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

·

The Fund advisor will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

·

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

·

The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

·

The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

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Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

·

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

·

The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

·

The Fund advisor will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

·

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

·

The Fund advisor will oppose excessive awards of stock or stock options to directors.

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, the Fund advisor will vote case-by-case on the plan taking into consideration the following qualitative factors:

•

The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

·

The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

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·

The Fund advisor will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Proxy Contests/Proxy Access – Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders

•

The Fund advisor will vote case-by-case on the election of directors in contested elections, considering the following factors: (i) long-term financial performance of the target company relative to its industry; (ii) management’s track record; (iii) background to the contested election; (iv) Nominee qualifications and any compensatory arrangements; (v) strategic plan of dissident slate and quality of critique against management; (vi) likelihood that the proposed goals and objectives can be achieved (both slates); and (vii) stock ownership positions.

•

The Fund advisor will vote case-by-case for individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

·

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

·

The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.  In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

·

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

·

The Fund advisor will ordinarily oppose supermajority vote requirements.

·

The Fund advisor will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

·

The Fund advisor will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

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·

The Fund advisor will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.  We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

·

The Fund advisor will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.

·

The Fund advisor will examine and vote on a case-by-case basis proposals that create threshold targets for a shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

·

The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

·

The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

·

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.  This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

·

The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

·

The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.  Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

·

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when the advisor determines that the independence of the auditor may be compromised.

·

The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

·

The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

·

The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

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In a number of countries companies routinely appoint internal statutory auditors.

·

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

·

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

·

The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

·

The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

·

The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

·

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

·

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

·

The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

·

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

·

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

·

The Fund advisor will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.

  Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

·

The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

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·

The Fund advisor will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

·

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

·

The Fund advisor will support proposals seeking to establish an annual shareholder advisory vote on compensation.

·

The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

·

The Fund advisor will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation or Proposed Sale

This type of proposal concerns specific advisory votes on "golden parachute" arrangements for Named Executive Officers (NEOs) that are required under The Dodd-Frank Wall Street Reform and Consumer Protection Act.  Special focus is placed on severance packages that provide inappropriate windfalls and cover certain tax liabilities of executives.

•

The Fund advisor will vote case-by-case on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with NEOs rather than focusing primarily on new or extended arrangements.

Equity Plans for Non-Employee Directors

•

The Fund advisor will vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•

The company’s three-year burn rate relative to its industry/market cap peers; and

•

The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

Shareholder Ratification of Director Pay Program

•

The Fund advisor will apply the following framework to U.S. ratification of non-employee director pay programs and will vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on:

•

If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•

An assessment of the following qualitative factors:

•

The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Compensation Committee

·

The Fund advisor may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

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Executive & Employee Stock Option Plans

·

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

·

The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

·

The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.

·

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

·

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

·

The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

·

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

·

The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

•

The Fund advisor will vote case-by-case when plan features include discretional vesting authority.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

·

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

·

The Fund advisor will support proposals requesting that management provide a pay equity report , including any proposals that address gender pay gap ..

Ratio between CEO and Worker Pay

·

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

·

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

·

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

·

The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

·

The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

·

The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

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C.

  Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

·

The Fund advisor will support proposals that consider non-financial impacts of mergers.

·

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

·

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.  Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

·

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

·

The Fund advisor will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

·

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

·

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

·

The Fund advisor will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

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·

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

·

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

·

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

·

The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

·

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

·

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

·

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

·

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.

  CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.

  Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

·

The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

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·

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.

  Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

·

The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

·

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

·

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

·

The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change.  Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective — and often cost-saving — steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using various guidelines.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

·

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

·

The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

·

The Fund advisor will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change.  Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts.  Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

·

The Fund advisor will support proposals seeking the preparation of a report on the company’s risks due to climate change.

·

The Fund advisor will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol

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loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

·

The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

·

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

·

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

·

The Fund advisor will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

·

The Fund advisor will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

·

The Fund advisor will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations 1 ..” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

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·

The Fund advisor will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.

  Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

·

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

·

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

·

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

·

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers.  This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

·

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

·

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

·

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

·

The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

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·

The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

·

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

·

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.

International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

·

The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

·

The Fund advisor will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

·

The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

·

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

·

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

·

The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

·

The Fund advisor will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

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·

The Fund advisor will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

·

The Fund advisor will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation.  Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development.  In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations.  These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions.  Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

·

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

·

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

·

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

·

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.

Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.  Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

·

The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

·

The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

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·

The Fund advisor will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.

F.

Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

·

The Fund advisor will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

·

The Fund advisor will ordinarily support proposals asking companies to disclose product ingredients.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

·

The Fund advisor will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

·

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

·

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

·

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

·

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.

  Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

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·

The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.

  Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

·

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

·

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

·

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

·

The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

·

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

·

The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.

  Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

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·

The Fund advisor will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

·

The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.

  Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.  CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor or its affiliates on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of at least two members of the Fund Board not affiliated with the Fund advisor will be immediately convened to determine how the proxy should be voted.

________________

1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf.

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Appendix C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s Ratings Services)

Bonds

AAA:

An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:

An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:

An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:

An obligation rated CC is currently highly vulnerable to nonpayment.

C:

An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1:

These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:

These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:

These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:

This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:

This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:

This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:

Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:

Obligations rated B are considered speculative and are subject to high credit risk.

Caa:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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PART C - OTHER INFORMATION

Item 28.

Exhibits

(a)	(1)	(a)	Articles of Incorporation of Registrant dated January 30, 1984 to Registrant's Initial Registration Statement dated April 3, 1984 incorporated by reference.
		(b)

Articles of Amendment of Registrant dated February 25, 2000 filed as Exhibit (a)(1)(b) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

		(c)

Articles of Amendment of Registrant effective April 30, 2010 incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on October 11, 2016 (Accession No. 0000743773-16-000144).

		(d)

Articles Supplementary of Registrant dated April 12, 2013 incorporated by reference to Registrant’s Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on October 11, 2016 (Accession No. 0000743773-16-000144).

(b)

Amended and Restated By-Laws of Registrant, adopted December 2014 incorporated by reference to Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on October 11, 2016 (Accession No. 0000743773-16-000144).

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d)(1) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(2)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Investment Grade Bond Index Portfolio dated December 31, 2016 filed as Exhibit (d)(2) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(3)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Nasdaq 100 Index Portfolio dated December 31, 2016 filed as Exhibit (d)(3) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(4)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Russell 2000 Small Cap Index Portfolio dated December 31, 2016 filed as Exhibit (d)(4) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(5)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP S&P 500 Index Portfolio dated December 31, 2016 filed as Exhibit (d)(5) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(6)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP S&P MidCap 400 Index Portfolio dated December 31, 2016 filed as Exhibit (d)(6) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(7)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Volatility Managed Growth Portfolio dated December 31, 2016 filed as Exhibit (d)(7) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(8)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Volatility Managed Moderate Growth Portfolio dated December 31, 2016 filed as Exhibit (d)(8) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(9)

Investment Sub-Advisory Agreement between Calvert Research and Management and Ameritas Investment Partners, Inc. for Calvert VP Volatility Managed Moderate Portfolio dated December 31, 2016 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(10)

Investment Sub-Advisory Agreement between Calvert Research and Management and Milliman Financial Risk Management LLC for Calvert VP Volatility Managed Growth Portfolio dated December 31, 2016 filed as Exhibit (d)(10) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(11)

Investment Sub-Advisory Agreement between Calvert Research and Management and Milliman Financial Risk Management LLC for Calvert VP Volatility Managed Moderate Growth Portfolio dated December 31, 2016 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(12)

Investment Sub-Advisory Agreement between Calvert Research and Management and Milliman Financial Risk Management LLC for Calvert VP Volatility Managed Moderate Portfolio dated December 31, 2016 filed as Exhibit (d)(12) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

(e)

Master Distribution Agreement between each registered investment company identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. dated December 31, 2016 filed as Exhibit (e) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)	(1)	(a)

Master Custodian Agreement between State Street Bank and Trust Company and the Calvert Group of Funds (as listed on Schedule A), dated December 1, 2000 incorporated by reference to Registrant’s Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on January 30, 2009 (Accession No. 0000743773-09-000003).

		(b)

Amended Appendix A, dated December 12, 2008, to Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 65 filed with the Securities and Exchange Commission on January 30, 2009 (Accession No. 0000743773-09-000003).

(h)	(1)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to  Post-Effective Amendment No. 45 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed with the Securities and Exchange Commission on January 31, 2008 (Accession No. 0000356682-08-000001).

		(b)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 73 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed with the Securities and Exchange Commission on January 30, 2013 (Accession No. 0000356682-13-000002).

		(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 81 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed with the Securities and Exchange Commission on February 1, 2016 (Accession No. 0000356682-16-000123).

		(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(i)			Opinion and Consent of Internal Counsel dated April 26, 2017 filed herewith.
(j)

Consent of Independent Registered Public Accounting Firm for Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert EAFE International Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio dated April 26, 2017 filed herewith.

(m)

Master Distribution Plan for Class F Shares, as adopted December 31, 2016 filed as Exhibit (m) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

(n)

Amended and Restated Rule 18f-3 Multiple Class Plan effective September 26, 2016 incorporated by reference to Post-Effective Amendment No. 88 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed with the Securities and Exchange Commission on December 2, 2016 (Accession No. 0000356682-16-000245).

(p)	(1)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective December 31, 2016 filed as Exhibit (p)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)

Code of Ethics for Ameritas Investment Partners, Inc. filed as Exhibit (p)(2) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(3)

Code of Ethics for Milliman Financial Risk Management LLC effective January 1, 2017 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 89 filed February 13, 2017 (Accession No. 0000940394-17-000299) and incorporated herein by reference.

	(2)		Secretary’s Certificate dated January 26, 2017 filed herewith.

Item 29.

Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.

Indemnification

Article IX, Sections 3 and 4 of the Registrant’s By-Laws provides that the Registrant, out of the Registrant’s assets, shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a Director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant.

No indemnification shall be provided to any person against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Article IX, Section 9 of the Registrant’s By-Laws provides that Registrant may, upon resolution of a majority of the Registrant’s Board of Directors, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against him or her or incurred by him or her, or arising out of his or her position, whether or not the Registrant would have the power to indemnify him or her against such liability.

In addition, indemnification against certain liabilities of the Registrant’s directors and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; and (4) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None

Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Patrick Gill	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None

Adrian Jackson	Vice President	None
Ryan Jenkins	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Paul Nicely	Vice President	None
Andrew Olig	Vice President	None

David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Emily Taylor	Vice President	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None

Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.

Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 4550 Montgomery Avenue, Bethesda, MD 20714; Eaton Vance Management, located at Two International Place, Boston, MA 02110; Ameritas Investment Partners, Inc., 5945 R Street, Lincoln, NE 68505; and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 26, 2017.

CALVERT VARIABLE PRODUCTS, INC.
By:	/s/ John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2017.

Signature	Title

/s/ John H. Streur*	President and Trustee
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Trustee	Miles D. Harper, III*	Trustee
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Trustee	Joy V. Jones*	Trustee
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Trustee	Anthony A. Williams*	Trustee
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Trustee
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)		Opinion and Consent of Internal Counsel dated April 26, 2017
(j)

Consent of Independent Registered Public Accounting Firm for Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert EAFE International Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio dated April 26, 2017

(q)	(2)	Secretary’s Certificate dated January 26, 2017